Schedule of Investments (unaudited), March 31, 2024
Impax Large Cap Fund
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 98.7%
Communication Services 8.9%
a
Alphabet, Inc. , A .............. 454,711 $ 68,629,531
a,b
Alphabet, Inc. , C .............. 98,442 14,988,779
T-Mobile US, Inc. ............. 102,489 16,728,255
Walt Disney Co. (The) .......... 310,637 38,009,543
138,356,108
Consumer Discretionary 7.9%
a
Aptiv plc .................... 385,089 30,672,339
Hilton Worldwide Holdings, Inc. ... 144,138 30,746,077
Lowe's Cos., Inc. .............. 99,804 25,423,073
Tractor Supply Co. ............ 64,382 16,850,057
a
Ulta Beauty, Inc. .............. 35,961 18,803,287
122,494,833
Consumer Staples 8.0%
Colgate-Palmolive Co. ......... 301,019 27,106,761
McCormick & Co., Inc. ......... 494,459 37,979,396
Procter & Gamble Co. (The) ..... 198,386 32,188,128
Target Corp. ................. 155,582 27,570,686
124,844,971
Financials 14.1%
Citizens Financial Group, Inc. .... 624,548 22,664,847
CME Group, Inc. .............. 145,190 31,257,955
JPMorgan Chase & Co. ......... 182,635 36,581,791
KeyCorp .................... 1,469,520 23,233,111
MSCI, Inc. , A ................. 32,217 18,056,018
RenaissanceRe Holdings Ltd. .... 96,371 22,650,076
b
Visa, Inc. , A .................. 123,605 34,495,683
Voya Financial, Inc. ............ 410,494 30,343,716
219,283,197
Health Care 14.1%
Abbott Laboratories ............ 237,821 27,030,735
a
Align Technology, Inc. .......... 48,958 16,054,307
a
Avantor, Inc. ................. 994,471 25,428,623
Baxter International, Inc. ........ 537,512 22,973,263
CVS Health Corp. ............. 348,654 27,808,643
Danaher Corp. ............... 96,675 24,141,681
a
IQVIA Holdings, Inc. ........... 86,229 21,806,452
Merck & Co., Inc. ............. 303,417 40,035,873
a
Vertex Pharmaceuticals, Inc. ..... 34,362 14,363,660
219,643,237
Industrials 7.6%
Ferguson plc ................. 97,046 21,197,758
Otis Worldwide Corp. .......... 159,810 15,864,339
Trane Technologies plc ......... 104,519 31,376,604
United Parcel Service, Inc. , B .... 157,834 23,458,867
Xylem, Inc. .................. 200,276 25,883,670
117,781,238
c
Information Technology 29.1%
Apple, Inc. .................. 313,650 53,784,702
Applied Materials, Inc. .......... 135,704 27,986,236
Dell Technologies, Inc. , C ....... 226,770 25,876,725
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
c
Information Technology (continued)
a
Enphase Energy, Inc. .......... 90,515 $ 10,950,505
Marvell Technology, Inc. ........ 430,284 30,498,530
Microsoft Corp. ............... 289,737 121,898,151
NVIDIA Corp. ................ 47,940 43,316,666
Oracle Corp. ................. 278,773 35,016,676
a,b
Palo Alto Networks, Inc. ........ 72,312 20,546,009
Salesforce, Inc. ............... 107,535 32,387,391
a
ServiceNow, Inc. .............. 37,310 28,445,144
TE Connectivity Ltd. ........... 151,672 22,028,841
452,735,576
Materials 4.1%
Avery Dennison Corp. .......... 100,932 22,533,069
Crown Holdings, Inc. ........... 233,234 18,486,127
PPG Industries, Inc. ........... 150,612 21,823,679
62,842,875
Real Estate 3.7%
Alexandria Real Estate Equities,
Inc. , REIT ................. 134,239 17,304,750
Prologis, Inc. , REIT ............ 159,896 20,821,657
Weyerhaeuser Co. , REIT ....... 543,845 19,529,474
57,655,881
Utilities 1.2%
American Water Works Co., Inc. .. 155,598 19,015,632
Total Common Stocks
(Cost $ 989,992,458 ) ...............
1,534,653,548
Money Market 1.2%
d,e
JPMorgan Prime Money Market
Fund , 5.490% .............. 18,173,913 18,173,913
(Cost $18,173,913)
a
Total Investments 99 .9%
(Cost $ 1,008,166,371 ) .............
$1,552,827,461
Other Assets, less Liabilities 0 .1% ..
1,508,731
Net Assets 100.0% ................
$1,554,336,192
a
Non-income producing security.
b
Security or partial position of this security was on loan as of March 31,
2024. The total market value of securities on loan as of March 31, 2024 was $38,862,429.
c
Broad industry sectors used for financial reporting.
d
Rate shown represents annualized 7-day yield as of March 31, 2024.
e
Institutional Class shares.
REIT Real Estate Investment Trust

Schedule of Investments (unaudited), March 31, 2024
Impax Small Cap Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 95.3%
Communication Services 2.8%
a
QuinStreet, Inc. ............... 575,395 $ 10,161,476
a
TechTarget, Inc. .............. 281,387 9,308,282
19,469,758
Consumer Discretionary 5.3%
Carter's, Inc. ................. 67,826 5,743,505
Columbia Sportswear Co. ....... 50,515 4,100,808
a
Etsy, Inc. .................... 100,000 6,872,000
a
National Vision Holdings, Inc. .... 255,669 5,665,625
a
Planet Fitness, Inc. , A .......... 134,271 8,409,393
a
Visteon Corp. ................ 57,500 6,762,575
37,553,906
Consumer Staples 7.0%
a
BJ's Wholesale Club Holdings, Inc. 89,955 6,805,096
a
Darling Ingredients, Inc. ........ 218,294 10,152,854
a
Freshpet, Inc. ................ 50,000 5,793,000
a
Simply Good Foods Co. (The) .... 258,620 8,800,838
a
US Foods Holding Corp. ........ 335,000 18,079,950
49,631,738
Financials 13.4%
Brightsphere Investment Group, Inc. 1,048,818 23,955,003
Eastern Bankshares, Inc. ....... 750,000 10,335,000
Independent Bank Corp. ........ 110,000 5,722,200
Victory Capital Holdings, Inc. , A ... 750,000 31,822,500
Voya Financial, Inc. ............ 301,040 22,252,877
94,087,580
Health Care 22.5%
a
Axonics, Inc. ................. 244,525 16,864,889
Chemed Corp. ............... 16,000 10,270,880
a
CryoPort, Inc. ................ 637,375 11,281,537
a
Enovis Corp. ................. 210,630 13,153,843
a
Health Catalyst, Inc. ........... 2,154,475 16,223,197
a
Ligand Pharmaceuticals, Inc. ..... 255,208 18,655,705
a
Neurocrine Biosciences, Inc. ..... 50,000 6,896,000
a
OmniAb, Inc. ................. 761,387 4,126,718
a
Option Care Health, Inc. ........ 100,000 3,354,000
a
Pacira BioSciences, Inc. ........ 260,027 7,597,989
a
Prestige Consumer Healthcare, Inc. 170,000 12,335,200
a
Roivant Sciences Ltd. .......... 1,600,000 16,864,000
a
Shockwave Medical, Inc. ........ 40,000 13,025,200
a
SI-BONE, Inc. ................ 475,343 7,781,365
158,430,523
Industrials 20.5%
Advanced Drainage Systems, Inc. . 54,489 9,385,185
Arcosa, Inc. ................. 170,000 14,596,200
a
AZEK Co., Inc. (The) , A ......... 259,349 13,024,507
a
Casella Waste Systems, Inc. , A ... 60,000 5,932,200
a
Dycom Industries, Inc. .......... 101,500 14,568,295
Enpro, Inc. .................. 70,000 11,813,900
a
Gates Industrial Corp. plc ....... 512,713 9,080,147
a
Generac Holdings, Inc. ......... 75,000 9,460,500
Herc Holdings, Inc. ............ 55,000 9,256,500
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Industrials (continued)
a
Huron Consulting Group, Inc. .... 144,000 $ 13,913,280
MSA Safety, Inc. .............. 35,089 6,792,880
a
Stericycle, Inc. ............... 252,906 13,340,792
Tecnoglass, Inc. .............. 100,000 5,203,000
a
Verra Mobility Corp. , A .......... 318,661 7,956,965
144,324,351
Information Technology 12.0%
a
8x8, Inc. .................... 3,330,000 8,991,000
A10 Networks, Inc. ............ 775,000 10,609,750
a
Ciena Corp. ................. 276,064 13,651,365
a
Extreme Networks, Inc. ......... 240,178 2,771,654
a
Mitek Systems, Inc. ............ 720,349 10,156,921
a
Onto Innovation, Inc. ........... 107,057 19,385,881
a
Sprout Social, Inc. , A ........... 128,724 7,686,110
a
Workiva, Inc. , A ............... 136,086 11,540,093
84,792,774
Materials 4.2%
Element Solutions, Inc. ......... 561,946 14,037,411
Graphic Packaging Holding Co. ... 543,585 15,861,811
29,899,222
Real Estate 7.6%
Agree Realty Corp. , REIT ....... 210,000 11,995,200
Americold Realty Trust, Inc. , REIT . 390,000 9,718,800
Healthcare Realty Trust, Inc. , A ,
REIT ..................... 706,352 9,994,881
Rayonier, Inc. , REIT ........... 361,676 12,022,110
Terreno Realty Corp. , REIT ...... 150,000 9,960,000
53,690,991
Total Common Stocks
(Cost $ 582,769,042 ) ...............
671,880,843
Money Market 4.7%
b,c
JPMorgan Prime Money Market
Fund , 5.490% .............. 33,477,613 33,477,613
(Cost $33,477,613)
a
Total Investments 100 .0%
(Cost $ 616,246,655 ) ..............
$705,358,456
d
Other Assets, less Liabilities (0.0) %
(57,221)
Net Assets 100.0% ................
$705,301,235
a
Non-income producing security.
b
Rate shown represents annualized 7-day yield as of March 31, 2024.
c
Institutional Class shares.
d
Rounds to less than 0.05%.
REIT Real Estate Investment Trust

Schedule of Investments (unaudited), March 31, 2024
Impax US Sustainable Economy Fund
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 98.7%
Communication Services 3.7%
Electronic Arts, Inc. ............ 8,888 $ 1,179,171
Iridium Communications, Inc. .... 25,990 679,899
a
Netflix, Inc. .................. 1,200 728,796
a
Pinterest, Inc. , A .............. 32,700 1,133,709
a
Spotify Technology SA .......... 2,477 653,680
a
Take-Two Interactive Software, Inc. 5,419 804,667
Verizon Communications, Inc. .... 133,069 5,583,575
Walt Disney Co. (The) .......... 9,200 1,125,712
11,889,209
Consumer Discretionary 6.5%
a
Aptiv plc .................... 8,994 716,372
Bath & Body Works, Inc. ........ 52,804 2,641,256
Best Buy Co., Inc. ............. 14,523 1,191,322
a
Grand Canyon Education, Inc. .... 15,361 2,092,322
Harley-Davidson, Inc. .......... 21,183 926,544
Hasbro, Inc. ................. 12,755 720,913
Hilton Worldwide Holdings, Inc. ... 3,200 682,592
Home Depot, Inc. (The) ......... 5,111 1,960,580
Hyatt Hotels Corp. , A ........... 5,881 938,725
Lear Corp. .................. 5,176 749,899
Lowe's Cos., Inc. .............. 6,721 1,712,040
Macy's, Inc. .................. 41,000 819,590
Marriott International, Inc. , A ..... 4,900 1,236,319
a
NVR, Inc. ................... 111 899,096
Tractor Supply Co. ............ 3,066 802,433
Vail Resorts, Inc. .............. 3,128 697,012
VF Corp. .................... 51,600 791,544
Whirlpool Corp. ............... 8,183 978,932
20,557,491
Consumer Staples 5.6%
Casey's General Stores, Inc. ..... 9,448 3,008,716
General Mills, Inc. ............. 40,835 2,857,225
Hershey Co. (The) ............ 4,571 889,059
J M Smucker Co. (The) ......... 6,466 813,875
Kimberly-Clark Corp. ........... 17,434 2,255,088
Kroger Co. (The) .............. 86,882 4,963,569
Procter & Gamble Co. (The) ..... 17,704 2,872,474
17,660,006
Financials 11.6%
Affiliated Managers Group, Inc. ... 5,890 986,398
Aflac, Inc. ................... 9,610 825,115
Ameriprise Financial, Inc. ....... 4,629 2,029,539
Annaly Capital Management, Inc. ,
REIT ..................... 45,000 886,050
Bank of America Corp. ......... 18,500 701,520
Bank of New York Mellon Corp.
(The) ..................... 41,558 2,394,572
Blackstone, Inc. .............. 5,200 683,124
Citizens Financial Group, Inc. .... 20,400 740,316
b
Fifth Third Bancorp ............ 25,100 933,971
Hartford Financial Services Group,
Inc. (The) .................. 17,789 1,833,156
Invesco Ltd. ................. 56,500 937,335
JPMorgan Chase & Co. ......... 3,600 721,080
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Financials (continued)
Mastercard, Inc. , A ............ 14,693 $ 7,075,708
MetLife, Inc. ................. 58,453 4,331,952
a
PayPal Holdings, Inc. .......... 13,647 914,213
PNC Financial Services Group, Inc.
(The) ..................... 5,634 910,454
Progressive Corp. (The) ........ 12,848 2,657,223
Prudential Financial, Inc. ........ 8,039 943,779
S&P Global, Inc. .............. 2,200 935,990
Synovus Financial Corp. ........ 18,425 738,106
Truist Financial Corp. .......... 17,000 662,660
Visa, Inc. , A .................. 14,328 3,998,658
36,840,919
Health Care 15.1%
Abbott Laboratories ............ 8,200 932,012
Agilent Technologies, Inc. ....... 17,592 2,559,812
Amgen, Inc. ................. 7,403 2,104,821
Bristol-Myers Squibb Co. ........ 69,504 3,769,202
b
Danaher Corp. ............... 2,500 624,300
a
Edwards Lifesciences Corp. ..... 7,800 745,368
Elevance Health, Inc. .......... 9,079 4,707,825
Eli Lilly & Co. ................ 11,052 8,598,014
Humana, Inc. ................ 1,819 630,684
a
IDEXX Laboratories, Inc. ........ 1,745 942,178
a
Illumina, Inc. ................. 6,250 858,250
a
Intuitive Surgical, Inc. .......... 2,623 1,046,813
Johnson & Johnson ........... 35,354 5,592,649
Merck & Co., Inc. ............. 40,936 5,401,505
a
Mettler-Toledo International, Inc. .. 2,838 3,778,201
a
Waters Corp. ................ 2,292 788,975
West Pharmaceutical Services, Inc. 1,965 777,570
Zoetis, Inc. , A ................ 23,856 4,036,674
47,894,853
Industrials 10.9%
Acuity Brands, Inc. ............ 3,576 960,979
Automatic Data Processing, Inc. .. 5,596 1,397,545
Booz Allen Hamilton Holding Corp. ,
A ........................ 4,788 710,731
Carrier Global Corp. ........... 39,090 2,272,302
a,b
Dayforce, Inc. ................ 11,900 787,899
Emerson Electric Co. .......... 38,170 4,329,241
Flowserve Corp. .............. 17,831 814,520
Fortune Brands Innovations, Inc. .. 8,500 719,695
a
Gates Industrial Corp. plc ....... 45,354 803,219
a
GXO Logistics, Inc. ............ 12,295 660,979
a
Hertz Global Holdings, Inc. ...... 96,080 752,306
Illinois Tool Works, Inc. ......... 3,201 858,924
Johnson Controls International plc . 29,114 1,901,727
Lennox International, Inc. ....... 3,963 1,936,956
nVent Electric plc ............. 13,672 1,030,869
Otis Worldwide Corp. .......... 14,524 1,441,798
Republic Services, Inc. , A ....... 24,282 4,648,546
Rockwell Automation, Inc. ....... 5,757 1,677,187
Trane Technologies plc ......... 7,984 2,396,797
United Parcel Service, Inc. , B .... 13,970 2,076,361
United Rentals, Inc. ............ 1,200 865,332

Schedule of Investments (unaudited)
Impax US Sustainable Economy Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Industrials (continued)
Verisk Analytics, Inc. , A ......... 3,600 $ 848,628
WW Grainger, Inc. ............. 741 753,819
34,646,360
c
Information Technology 32.8%
Accenture plc , A .............. 5,776 2,002,019
a
Adobe, Inc. .................. 1,416 714,514
a
Advanced Micro Devices, Inc. .... 4,700 848,303
Analog Devices, Inc. ........... 12,554 2,483,056
a
ANSYS, Inc. ................. 8,132 2,823,105
Apple, Inc. .................. 89,442 15,337,514
Applied Materials, Inc. .......... 18,111 3,735,031
a
Atlassian Corp. , A ............. 3,209 626,108
a
Autodesk, Inc. ................ 12,362 3,219,312
Broadcom, Inc. ............... 2,300 3,048,443
a
First Solar, Inc. ............... 4,531 764,833
a
Gartner, Inc. ................. 1,905 908,056
a
Globant SA .................. 4,383 884,928
HP, Inc. ..................... 42,968 1,298,493
a
HubSpot, Inc. ................ 4,691 2,939,193
Intel Corp. ................... 52,653 2,325,683
International Business Machines
Corp. ..................... 12,176 2,325,129
Intuit, Inc. ................... 1,768 1,149,200
a
Keysight Technologies, Inc. ...... 7,947 1,242,752
Lam Research Corp. ........... 1,825 1,773,115
Littelfuse, Inc. ................ 2,700 654,345
Microsoft Corp. ............... 45,543 19,160,851
NVIDIA Corp. ................ 18,425 16,648,093
a
Palo Alto Networks, Inc. ........ 3,000 852,390
QUALCOMM, Inc. ............. 29,786 5,042,770
Salesforce, Inc. ............... 7,849 2,363,962
a
ServiceNow, Inc. .............. 3,937 3,001,569
Texas Instruments, Inc. ......... 28,061 4,888,507
a
Trimble, Inc. ................. 14,295 920,026
103,981,300
Materials 4.8%
Celanese Corp. , A ............. 5,905 1,014,833
Ecolab, Inc. .................. 21,878 5,051,630
Graphic Packaging Holding Co. ... 91,643 2,674,143
International Flavors & Fragrances,
Inc. ...................... 20,443 1,757,894
Martin Marietta Materials, Inc. .... 2,055 1,261,647
PPG Industries, Inc. ........... 10,101 1,463,635
Sherwin-Williams Co. (The) ...... 2,176 755,790
Westrock Co. ................ 28,638 1,416,149
15,395,721
Real Estate 6.4%
Alexandria Real Estate Equities,
Inc. , REIT ................. 9,200 1,185,972
American Tower Corp. , REIT ..... 4,400 869,396
Boston Properties, Inc. , REIT .... 12,266 801,092
a
CBRE Group, Inc. , A ........... 39,133 3,805,293
Digital Realty Trust, Inc. , REIT .... 33,600 4,839,744
Equinix, Inc. , REIT ............ 3,590 2,962,935
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Real Estate (continued)
Prologis, Inc. , REIT ............ 21,014 $ 2,736,443
Ventas, Inc. , REIT ............. 16,100 700,994
Welltower, Inc. , REIT ........... 19,930 1,862,259
Weyerhaeuser Co. , REIT ....... 17,500 628,425
20,392,553
Utilities 1.3%
American Water Works Co., Inc. .. 25,273 3,088,613
Edison International ........... 12,800 905,344
3,993,957
Total Common Stocks
(Cost $ 194,237,635 ) ...............
313,252,369
Money Market 1.0%
d,e
JPMorgan Prime Money Market
Fund , 5.490% .............. 3,234,375 3,234,375
(Cost $3,234,375)
a
Total Investments 99 .7%
(Cost $ 197,472,010 ) ..............
$316,486,744
Other Assets, less Liabilities 0 .3% ..
956,039
Net Assets 100.0% ................
$317,442,783
a
Non-income producing security.
b
Security or partial position of this security was on loan as of March 31,
2024. The total market value of securities on loan as of March 31, 2024 was $1,465,439.
c
Broad industry sectors used for financial reporting.
d
Rate shown represents annualized 7-day yield as of March 31, 2024.
e
Institutional Class shares.
REIT Real Estate Investment Trust

Schedule of Investments (unaudited), March 31, 2024
Impax Global Sustainable Infrastructure Fund
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 98.6%
Communication Services 14.6%
Elisa OYJ ................... 55,396 $ 2,469,743
KDDI Corp. .................. 108,200 3,199,119
Koninklijke KPN NV ........... 869,145 3,250,957
Tele2 AB , B .................. 437,772 3,594,747
Vodacom Group Ltd. ........... 260,035 1,353,033
13,867,599
Consumer Staples 2.4%
Sysco Corp. ................. 27,611 2,241,461
Energy 1.3%
Neste OYJ .................. 47,001 1,274,443
Financials 4.7%
Hannover Rueck SE ........... 9,293 2,544,669
Partners Group Holding AG ...... 1,351 1,929,884
4,474,553
Health Care 5.7%
Chemed Corp. ............... 4,704 3,019,639
CVS Health Corp. ............. 29,681 2,367,356
5,386,995
a
Industrials 28.0%
Brambles Ltd. ................ 210,876 2,219,281
Canadian Pacific Kansas City Ltd. . 34,722 3,061,422
Hubbell, Inc. , B ............... 7,450 3,092,123
Otis Worldwide Corp. .......... 20,290 2,014,188
Pentair plc .................. 16,765 1,432,402
Schneider Electric SE .......... 9,457 2,138,005
Spirax-Sarco Engineering plc .... 9,438 1,197,456
Trane Technologies plc ......... 8,402 2,522,280
b
Valmont Industries, Inc. ......... 5,108 1,166,054
Voltronic Power Technology Corp. . 32,000 1,650,474
Waste Management, Inc. ........ 19,009 4,051,768
Watsco, Inc. ................. 4,926 2,127,884
26,673,337
Information Technology 7.9%
KLA Corp. ................... 3,220 2,249,396
Microsoft Corp. ............... 4,364 1,836,022
Nemetschek SE .............. 13,108 1,297,469
c
SolarEdge Technologies, Inc. .... 11,857 841,610
Xinyi Solar Holdings Ltd. ........ 1,711,389 1,328,882
7,553,379
Materials 1.7%
Sika AG .................... 5,516 1,641,288
Real Estate 7.3%
American Tower Corp. , REIT ..... 14,317 2,828,896
Prologis, Inc. , REIT ............ 11,100 1,445,442
Welltower, Inc. , REIT ........... 28,975 2,707,424
6,981,762
Utilities 25.0%
American Water Works Co., Inc. .. 23,206 2,836,005
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Utilities (continued)
Iberdrola SA ................. 145,569 $ 1,808,019
National Grid plc .............. 235,601 3,174,490
Northland Power, Inc. .......... 147,878 2,415,961
c
Orsted A/S , Reg S ............. 27,906 1,559,356
Severn Trent plc .............. 81,149 2,532,113
SSE plc .................... 173,917 3,625,823
United Utilities Group plc ........ 215,742 2,803,274
Veolia Environnement SA ....... 93,231 3,032,977
23,788,018
Total Common Stocks
(Cost $ 87,972,462 ) ................
93,882,835
Money Market 1.1%
d,e
JPMorgan Prime Money Market
Fund , 5.490% .............. 1,050,909 1,050,909
(Cost $1,050,909)
a
Total Investments 99 .7%
(Cost $ 89,023,371 ) ...............
$94,933,744
Other Assets, less Liabilities 0 .3% ..
314,742
Net Assets 100.0% ................
$95,248,486
a
Broad industry sectors used for financial reporting.
b
Security or partial position of this security was on loan as of March 31,
2024. The total market value of securities on loan as of March 31, 2024 was $1,165,826.
c
Non-income producing security.
d
Rate shown represents annualized 7-day yield as of March 31, 2024.
e
Institutional Class shares.
REIT Real Estate Investment Trust

Schedule of Investments (unaudited)
Impax Global Sustainable Infrastructure Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

Summary Of Investments
By Country
Country Value
Percent of
Net Assets
Australia ....................
$ 2,219,282
2.3%
Canada .....................
5,477,383
5.7%
China ......................
1,328,882
1.4%
Denmark ....................
1,559,356
1.6%
Finland .....................
3,744,185
3.9%
France .....................
3,032,977
3.2%
Germany ...................
3,842,138
4.1%
Japan ......................
3,199,119
3.4%
Netherlands .................
3,250,957
3.4%
South Africa .................
1,353,033
1.4%
Spain ......................
1,808,019
1.9%
Sweden ....................
3,594,747
3.8%
Switzerland ..................
3,571,172
3.7%
Taiwan .....................
1,650,474
1.7%
United Kingdom ..............
13,333,156
14.1%
United States ................
40,917,955
43.0%
Money Market ................
1,050,909
1.1%
Other assets and liabilities (net)
314,742
0.3%
Total $95,248,486 100.0%

Schedule of Investments (unaudited), March 31, 2024
Impax Global Opportunities Fund
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 97.8%
Communication Services 1.9%
KDDI Corp. .................. 81,900 $ 2,421,514
Consumer Discretionary 1.9%
a
Aptiv plc .................... 30,247 2,409,174
Consumer Staples 7.2%
Haleon plc .................. 740,641 3,103,863
Jeronimo Martins SGPS SA ..... 78,732 1,562,066
Kerry Group plc , A ............. 25,824 2,212,758
Unilever plc .................. 48,044 2,412,638
9,291,325
Financials 24.7%
AIA Group Ltd. ............... 429,600 2,889,736
Hannover Rueck SE ........... 14,161 3,877,656
HDFC Bank Ltd. , ADR .......... 67,855 3,797,844
Legal & General Group plc ...... 1,021,788 3,282,676
Marsh & McLennan Cos., Inc. .... 16,025 3,300,830
Mastercard, Inc. , A ............ 12,053 5,804,363
MSCI, Inc. , A ................. 6,263 3,510,098
RenaissanceRe Holdings Ltd. .... 10,659 2,505,185
Visa, Inc. , A .................. 9,986 2,786,893
31,755,281
Health Care 19.0%
Alcon, Inc. ................... 56,595 4,681,056
b
Becton Dickinson & Co. ......... 10,887 2,693,988
a
Boston Scientific Corp. ......... 49,221 3,371,146
b
Cooper Cos., Inc. (The) ......... 19,760 2,004,850
b
Danaher Corp. ............... 15,146 3,782,259
a
IQVIA Holdings, Inc. ........... 13,172 3,331,067
Thermo Fisher Scientific, Inc. .... 7,785 4,524,720
24,389,086
Industrials 13.5%
Ashtead Group plc ............ 33,488 2,385,324
Cintas Corp. ................. 6,034 4,145,539
Schneider Electric SE .......... 22,334 5,049,191
United Rentals, Inc. ............ 3,628 2,616,187
Wolters Kluwer NV ............ 20,234 3,168,439
17,364,680
Information Technology 19.9%
Analog Devices, Inc. ........... 16,241 3,212,307
Applied Materials, Inc. .......... 15,973 3,294,112
ASML Holding NV ............. 1,983 1,922,443
a
Cadence Design Systems, Inc. ... 9,177 2,856,617
Keyence Corp. ............... 6,750 3,133,761
Microsoft Corp. ............... 15,130 6,365,494
Oracle Corp. ................. 14,933 1,875,734
TE Connectivity Ltd. ........... 20,238 2,939,367
25,599,835
Materials 9.7%
Croda International plc ......... 31,224 1,931,999
DSM-Firmenich AG ............ 18,946 2,154,768
Linde plc .................... 13,901 6,454,512
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Materials (continued)
Sika AG .................... 6,539 $ 1,945,682
12,486,961
Total Common Stocks
(Cost $ 94,826,966 ) ................
125,717,856
Preferred Stocks 0.9%
Health Care 0.9%
a
Sartorius AG ................. 2,943 1,168,696
(Cost $1,098,433)
Total Long Term Investments
(Cost $ 95,925,399 ) ................
126,886,552
a
Money Market 1.2%
c,d
JPMorgan Prime Money Market
Fund , 5.490% .............. 1,581,629 1,581,629
(Cost $1,581,629)
a
Total Investments 99 .9%
(Cost $ 97,507,028 ) ...............
$128,468,181
Other Assets, less Liabilities 0 .1% ..
149,221
Net Assets 100.0% ................
$128,617,402
a
Non-income producing security.
b
Security or partial position of this security was on loan as of March 31,
2024. The total market value of securities on loan as of March 31, 2024 was $7,788,273.
c
Rate shown represents annualized 7-day yield as of March 31, 2024.
d
Institutional Class shares.
ADR American Depositary Receipt

Schedule of Investments (unaudited)
Impax Global Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

Summary Of Investments
By Country
Country Value
Percent of
Net Assets
Bermuda ....................
$ 2,505,185
1.9%
Germany ...................
5,046,352
3.9%
Hong Kong ..................
2,889,736
2.2%
India ......................
3,797,844
3.0%
Ireland .....................
2,212,758
1.7%
Japan ......................
5,555,275
4.3%
Netherlands .................
5,090,882
4.0%
Portugal ....................
1,562,066
1.2%
Switzerland ..................
8,781,506
6.8%
United Kingdom ..............
10,012,637
7.9%
United States ................
79,432,311
61.8%
Money Market ................
1,581,629
1.2%
Other assets and liabilities (net)
149,221
0.1%
Total $128,617,402 100.0%

Schedule of Investments (unaudited), March 31, 2024
Impax Global Environmental Markets Fund
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal a Value
a
Common Stocks 99.3%
CIRCULAR ECONOMY 13.0%
General Waste Management 7.8%
Republic Services, Inc. , A ....... 506,349 $ 96,935,452
Waste Management, Inc. ........ 485,138 103,407,165
200,342,617
Recycled, Recyclable Products & Biomaterials 1.7%
Croda International plc ......... 715,677 44,282,823
Resource Circularity & Efficiency 3.5%
STERIS plc .................. 156,296 35,138,467
United Rentals, Inc. ............ 73,931 53,312,383
88,450,850
CLEAN AND EFFICIENT TRANSPORT 5.8%
Advanced Road Vehicles & Devices 4.7%
a
Aptiv plc .................... 691,237 55,057,027
b
TE Connectivity Ltd. ........... 447,278 64,962,657
120,019,684
E-Bikes & Bicycles 1.1%
Shimano, Inc. ................ 195,600 29,098,154
NEW ENERGY 23.8%
Buildings Energy Efficiency 5.5%
Carrier Global Corp. ........... 893,257 51,925,030
Sika AG .................... 174,900 52,041,569
Trane Technologies plc ......... 130,550 39,191,110
143,157,709
Industrial Energy Efficiency 11.7%
Air Liquide SA ................ 487,119 101,344,475
Cognex Corp. ................ 1,224,897 51,960,131
Delta Electronics, Inc. .......... 3,248,475 34,768,021
Keyence Corp. ............... 56,800 26,370,020
Siemens AG ................. 259,478 49,544,438
Spirax-Sarco Engineering plc .... 278,818 35,375,319
299,362,404
Smart & Efficient Grids 5.2%
Hubbell, Inc. , B ............... 117,429 48,738,907
Schneider Electric SE .......... 374,952 84,767,809
133,506,716
Wind Power Generation Equipment 1.4%
a
Vestas Wind Systems A/S ....... 1,234,727 34,440,991
SMART ENVIRONMENT 26.8%
Cloud Computing 4.5%
b
Microsoft Corp. ............... 277,460 116,732,971
Efficient IT 13.8%
a
ANSYS, Inc. ................. 164,481 57,101,224
Applied Materials, Inc. .......... 280,811 57,911,652
ASML Holding NV ............. 48,621 47,136,205
a
Autodesk, Inc. ................ 243,600 63,438,312
MediaTek, Inc. ............... 1,623,000 58,808,279
Texas Instruments, Inc. ......... 404,887 70,535,364
354,931,036
a a
Shares/
Principal a Value
a
Common Stocks
(continued)
Environmental Testing & Monitoring 8.5%
Agilent Technologies, Inc. ....... 626,836 $ 91,210,906
Halma plc ................... 437,195 13,054,809
Veralto Corp. ................. 503,238 44,617,081
a
Waters Corp. ................ 197,568 68,008,833
216,891,629
SUSTAINABLE FOOD 13.4%
Food Safety & Packaging 5.8%
Crown Holdings, Inc. ........... 478,380 37,916,399
Eurofins Scientific SE .......... 703,581 44,818,431
a,b
Mettler-Toledo International, Inc. .. 49,687 66,147,806
148,882,636
Sustainable Agriculture 4.4%
DSM-Firmenich AG ............ 345,800 39,328,544
International Flavors & Fragrances,
Inc. ...................... 300,182 25,812,650
Kerry Group plc , A ............. 556,989 47,726,212
112,867,406
Technology & Logistics 3.2%
GEA Group AG ............... 1,343,424 56,800,189
Kubota Corp. ................ 1,578,900 24,772,524
81,572,713
WATER 16.5%
Water Distribution & Infrastructure 4.6%
Ferguson plc ................. 236,910 51,834,613
IDEX Corp. .................. 272,393 66,469,340
118,303,953
Water Treatment 6.9%
Linde plc .................... 228,901 106,283,312
Pentair plc .................. 847,179 72,382,974
178,666,286
Water Utilities 5.0%
American Water Works Co., Inc. .. 537,114 65,640,702
Veolia Environnement SA ....... 1,923,811 62,585,129
128,225,831
Total Common Stocks
(Cost $ 1,812,041,696 ) .............
2,549,736,409
a a a a
Money Market Funds 0.7%
c,d
JPMorgan Prime Money Market
Fund , 5.490%
(Cost $ 17,990,694 ) .......... 17,990,694 17,990,694
a
Total Investments 100 .0%
(Cost $ 1,830,032,390 ) .............
$2,567,727,103
e
Other Assets, less Liabilities (0.0) %
(380,484)
Net Assets 100.0% ................
$2,567,346,619

Schedule of Investments (unaudited)
Impax Global Environmental Markets Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a
Non-income producing security.
b
Security or partial position of this security was on loan as of March 31,
2024. The total market value of securities on loan as of March 31, 2024 was $64,747,020.
c
Rate shown represents annualized 7-day yield as of March 31, 2024.
d
Institutional Class shares.
e
Rounds to less than 0.05%.
Summary Of Investments
By Country
Country Value
Percent of
Net Assets
Denmark ....................
$ 34,440,991
1.4%
France .....................
163,929,604
6.4%
Germany ...................
106,344,627
4.1%
Ireland .....................
47,726,212
1.9%
Japan ......................
80,240,697
3.1%
Luxembourg .................
44,818,431
1.7%
Netherlands .................
47,136,204
1.8%
Switzerland ..................
91,370,114
3.5%
Taiwan .....................
93,576,301
3.7%
United Kingdom ..............
92,712,951
3.6%
United States ................
1,747,440,277
68.1%
Money Market ................
17,990,694
0.7%
Other assets and liabilities (net)
(380,484)
0.0%
*
Total $2,567,346,619 100.0%
*
Rounds to less than 0.05%.

Schedule of Investments (unaudited), March 31, 2024
Impax Global Social Leaders Fund
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 95.3%
Communication Services 3.7%
T-Mobile US, Inc. ............. 196 $ 31,991
Vodacom Group Ltd. ........... 5,660 29,451
61,442
Consumer Discretionary 14.6%
a
Bright Horizons Family Solutions,
Inc. ...................... 256 29,020
a
Duolingo, Inc. , A .............. 133 29,337
eBay, Inc. ................... 1,014 53,519
Home Depot, Inc. (The) ......... 96 36,826
a
MercadoLibre, Inc. ............ 30 45,359
a
Mobileye Global, Inc. , A ......... 982 31,571
a
Planet Fitness, Inc. , A .......... 268 16,785
242,417
Consumer Staples 11.6%
Colgate-Palmolive Co. ......... 298 26,835
Danone SA .................. 602 38,916
Haleon plc .................. 8,437 35,357
Jeronimo Martins SGPS SA ..... 803 15,932
Kerry Group plc , A ............. 437 37,445
Wal-Mart de Mexico SAB de CV .. 9,500 38,287
192,772
Financials 15.4%
a
Adyen NV , Reg S ............. 25 42,229
AIA Group Ltd. ............... 6,600 44,395
Bank Rakyat Indonesia Persero
Tbk. PT ................... 73,800 28,219
HDFC Bank Ltd. , ADR .......... 775 43,377
Legal & General Group plc ...... 15,473 49,710
Voya Financial, Inc. ............ 637 47,087
255,017
Health Care 18.0%
Abbott Laboratories ............ 422 47,965
Alcon, Inc. ................... 538 44,499
a
Align Technology, Inc. .......... 69 22,626
Danaher Corp. ............... 181 45,199
a
Intuitive Surgical, Inc. .......... 85 33,923
a
IQVIA Holdings, Inc. ........... 178 45,014
Novo Nordisk A/S , B ........... 188 24,115
Thermo Fisher Scientific, Inc. .... 62 36,035
299,376
Industrials 7.1%
Experian plc ................. 899 39,172
Recruit Holdings Co. Ltd. ....... 900 39,516
Wolters Kluwer NV ............ 247 38,678
117,366
Information Technology 13.6%
Halma plc ................... 1,759 52,524
Intuit, Inc. ................... 103 66,950
NVIDIA Corp. ................ 71 64,153
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Information Technology (continued)
a
Palo Alto Networks, Inc. ........ 149 $ 42,335
225,962
Real Estate 6.7%
American Tower Corp. , REIT ..... 227 44,853
UNITE Group plc (The) , REIT .... 1,878 23,231
b
Ventas, Inc. , REIT ............. 373 16,241
Welltower, Inc. , REIT ........... 293 27,378
111,703
Utilities 4.6%
Iberdrola SA ................. 3,277 40,701
Severn Trent plc .............. 1,159 36,165
76,866
Total Common Stocks
(Cost $ 1,473,988 ) .................
1,582,921
Money Market 5.3%
c,d
JPMorgan Prime Money Market
Fund , 5.490% .............. 87,303 87,303
(Cost $87,303)
a
Total Investments 100 .6%
(Cost $ 1,561,291 ) ................
$1,670,224
Other Assets, less Liabilities ( 0 .6 ) %
(9,243)
Net Assets 100.0% ................
$1,660,981
a
Non-income producing security.
b
Security or partial position of this security was on loan as of March 31,
2024. The total market value of securities on loan as of March 31, 2024 was $16,197.
c
Rate shown represents annualized 7-day yield as of March 31, 2024.
d
Institutional Class shares.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Schedule of Investments (unaudited)
Impax Global Social Leaders Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

Summary Of Investments
By Country
Country Value
Percent of
Net Assets
Brazil ......................
$ 45,359
2.7%
Denmark ....................
24,115
1.4%
France .....................
38,916
2.3%
Hong Kong ..................
44,395
2.7%
India ......................
43,377
2.6%
Indonesia ...................
28,219
1.7%
Ireland .....................
37,445
2.3%
Israel ......................
31,571
1.9%
Japan ......................
39,516
2.4%
Mexico .....................
38,287
2.3%
Netherlands .................
80,906
4.9%
Portugal ....................
15,932
1.0%
South Africa .................
29,451
1.8%
Spain ......................
40,702
2.4%
Switzerland ..................
44,499
2.7%
United Kingdom ..............
161,630
9.8%
United States ................
838,601
50.4%
Money Market ................
87,303
5.3%
Other assets and liabilities (net)
(9,243)
-0.6%
Total $1,660,981 100.0%

Schedule of Investments (unaudited), March 31, 2024
Impax Ellevate Global Women’s Leadership Fund
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 99.1%
Communication Services 8.0%
a
Alphabet, Inc. , A .............. 23,737 $ 3,582,625
a
Alphabet, Inc. , C .............. 16,239 2,472,550
Auto Trader Group plc , Reg S .... 844,170 7,454,792
Deutsche Telekom AG .......... 101,326 2,459,639
a
Netflix, Inc. .................. 18,670 11,338,851
Omnicom Group, Inc. .......... 87,402 8,457,018
Orange SA .................. 211,344 2,485,409
Publicis Groupe SA ............ 22,481 2,450,890
Spark New Zealand Ltd. ........ 2,773,819 7,896,645
Telstra Group Ltd. ............. 1,935 4,867
Vodafone Group plc ........... 2,822,493 2,503,340
Walt Disney Co. (The) .......... 92,903 11,367,611
WPP plc .................... 261,629 2,479,495
64,953,732
Consumer Discretionary 13.5%
Accor SA ................... 52,531 2,452,486
a
Amazon.com, Inc. ............. 154,633 27,892,700
Bath & Body Works, Inc. ........ 168,609 8,433,822
Best Buy Co., Inc. ............. 102,122 8,377,068
Cie Generale des Etablissements
Michelin SCA ............... 62,435 2,392,720
a
Deckers Outdoor Corp. ......... 2,545 2,395,507
a
Expedia Group, Inc. ........... 21,710 2,990,552
H & M Hennes & Mauritz AB , B ... 165,361 2,696,389
Hasbro, Inc. ................. 43,189 2,441,042
Hermes International SCA ....... 922 2,356,430
InterContinental Hotels Group plc . 23,544 2,446,501
La Francaise des Jeux SAEM , Reg
S ........................ 59,509 2,425,450
a
Lululemon Athletica, Inc. ........ 18,249 7,128,972
Marriott International, Inc. , A ..... 32,822 8,281,319
McDonald's Corp. ............. 14,683 4,139,872
Next plc .................... 20,987 2,446,339
Pearson plc ................. 184,521 2,429,677
Starbucks Corp. .............. 102,583 9,375,060
a
Ulta Beauty, Inc. .............. 16,017 8,374,969
Wesfarmers Ltd. .............. 309 13,774
109,490,649
Consumer Staples 8.0%
Clorox Co. (The) .............. 55,918 8,561,605
Coca-Cola Co. (The) ........... 183,937 11,253,266
Coles Group Ltd. .............. 222,249 2,453,457
Diageo plc .................. 250,885 9,283,302
Estee Lauder Cos., Inc. (The) , A .. 57,813 8,911,874
General Mills, Inc. ............. 119,118 8,334,686
Heineken Holding NV .......... 31,385 2,532,894
J Sainsbury plc ............... 748,598 2,556,043
L'Oreal SA .................. 5,109 2,419,477
Procter & Gamble Co. (The) ..... 50,812 8,244,247
Unilever plc .................. 476 23,896
64,574,747
Financials 18.1%
Admiral Group plc ............. 227,084 8,138,176
Allianz SE ................... 8,142 2,440,298
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Financials (continued)
American Express Co. ......... 12,376 $ 2,817,891
ASR Nederland NV ............ 50,942 2,496,655
ASX Ltd. .................... 54 2,336
Aviva plc .................... 389,051 2,441,177
AXA SA ..................... 64,129 2,408,416
Canadian Imperial Bank of
Commerce ................. 47,633 2,414,793
Citigroup, Inc. ................ 157,146 9,937,913
Commonwealth Bank of Australia . 601 47,142
DNB Bank ASA ............... 410,843 8,166,553
Gjensidige Forsikring ASA ....... 162,195 2,354,172
Hargreaves Lansdown plc ....... 266,087 2,469,567
Insurance Australia Group Ltd. ... 845 3,525
Intact Financial Corp. .......... 20 3,249
JPMorgan Chase & Co. ......... 78,846 15,792,854
Lloyds Banking Group plc ....... 3,700,102 2,419,855
M&G plc .................... 2,753,689 7,664,461
Manulife Financial Corp. ........ 438 10,939
National Bank of Canada ....... 99,687 8,394,153
NN Group NV ................ 53,338 2,462,353
Progressive Corp. (The) ........ 27,002 5,584,554
Royal Bank of Canada ......... 26,627 2,685,601
S&P Global, Inc. .............. 6,484 2,758,618
Societe Generale SA ........... 311,338 8,341,685
Standard Chartered plc ......... 965,131 8,182,111
Sun Life Financial, Inc. ......... 43,777 2,388,659
Svenska Handelsbanken AB , A ... 228,719 2,312,346
Toronto-Dominion Bank (The) .... 40,216 2,427,122
UniCredit SpA ................ 65,528 2,488,708
b
Visa, Inc. , A .................. 32,503 9,070,937
Westpac Banking Corp. ......... 391,865 6,664,905
Willis Towers Watson plc ........ 30,764 8,460,100
a
Wise plc , A .................. 194,764 2,276,668
146,528,492
Health Care 14.4%
Abbott Laboratories ............ 34,545 3,926,385
AbbVie, Inc. ................. 33,164 6,039,164
AstraZeneca plc .............. 31,335 4,209,664
Bristol-Myers Squibb Co. ........ 183,138 9,931,574
Cardinal Health, Inc. ........... 75,203 8,415,216
Cigna Group (The) ............ 6,830 2,480,588
Elevance Health, Inc. .......... 15,555 8,065,890
Eli Lilly & Co. ................ 16,836 13,097,734
a
Genmab A/S ................. 8,152 2,444,203
Gilead Sciences, Inc. .......... 125,801 9,214,923
GSK plc .................... 113,824 2,443,846
Johnson & Johnson ........... 83,242 13,168,052
Merck & Co., Inc. ............. 50,184 6,621,779
Novo Nordisk A/S , B ........... 66,697 8,555,452
Pfizer, Inc. ................... 132,141 3,666,913
Stryker Corp. ................ 7,220 2,583,821
a,b
Vertex Pharmaceuticals, Inc. ..... 5,781 2,416,516
Zoetis, Inc. , A ................ 53,488 9,050,704
116,332,424

Schedule of Investments (unaudited)
Impax Ellevate Global Women’s Leadership Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Industrials 8.1%
Auckland International Airport Ltd. . 1,614,283 $ 8,053,186
Booz Allen Hamilton Holding Corp. ,
A ........................ 56,086 8,325,406
b
Cummins, Inc. ................ 29,368 8,653,281
Metso OYJ .................. 692,821 8,229,932
Schneider Electric SE .......... 40,967 9,261,673
Siemens AG ................. 35,061 6,694,508
Stantec, Inc. ................. 94,528 7,848,081
Wolters Kluwer NV ............ 53,941 8,446,614
65,512,681
Information Technology 24.4%
Accenture plc , A .............. 31,530 10,928,613
a
Adobe, Inc. .................. 9,720 4,904,712
Apple, Inc. .................. 170,032 29,157,087
a
Autodesk, Inc. ................ 33,021 8,599,329
Broadcom, Inc. ............... 11,456 15,183,897
CDW Corp. .................. 33,391 8,540,750
Cisco Systems, Inc. ........... 214,413 10,701,353
Halma plc ................... 273,873 8,177,952
Intuit, Inc. ................... 15,991 10,394,150
Lam Research Corp. ........... 2,569 2,495,963
Microsoft Corp. ............... 83,422 35,097,304
NVIDIA Corp. ................ 32,430 29,302,451
Salesforce, Inc. ............... 19,640 5,915,175
SAP SE .................... 21,882 4,260,841
a
ServiceNow, Inc. .............. 4,144 3,159,386
Texas Instruments, Inc. ......... 16,937 2,950,595
a
Xero Ltd. .................... 92,295 8,013,923
197,783,481
Materials 3.3%
BlueScope Steel Ltd. ........... 539,760 8,394,948
Fortescue Ltd. ................ 500,095 8,369,108
Norsk Hydro ASA ............. 423,754 2,328,692
Yara International ASA ......... 254,988 8,085,442
27,178,190
c
Real Estate 0.0%
Canadian Apartment Properties ,
REIT ..................... 4 137
CapitaLand Integrated Commercial
Trust , REIT ................ 2,556 3,748
Mapletree Logistics Trust , REIT ... 1,013 1,095
4,980
Utilities 1.3%
Edison International ........... 118,979 8,415,385
Hydro One Ltd. , Reg S ......... 47 1,370
Meridian Energy Ltd. ........... 280 989
Severn Trent plc .............. 74,625 2,328,543
10,746,287
Total Common Stocks
(Cost $ 637,181,901 ) ...............
803,105,663
a a
Shares/
Principal
a
Value
a a a a a
Money Market 0.6%
d,e
JPMorgan Prime Money Market
Fund , 5.490% .............. 4,883,639 $ 4,883,639
(Cost $4,883,639)
a
Total Investments 99 .7%
(Cost $ 642,065,540 ) ..............
$807,989,302
Other Assets, less Liabilities 0 .3% ..
2,262,360
Net Assets 100.0% ................
$810,251,662
a
Non-income producing security.
b
Security or partial position of this security was on loan as of March 31,
2024. The total market value of securities on loan as of March 31, 2024 was $10,567,743.
c
Rounds to less than 0.05%.
d
Rate shown represents annualized 7-day yield as of March 31, 2024.
e
Institutional Class shares.
REIT Real Estate Investment Trust

Schedule of Investments (unaudited)
Impax Ellevate Global Women’s Leadership Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

Summary Of Investments
By Country
Country Value
Percent of
Net Assets
Australia ....................
$ 25,954,062
3.1%
Brazil ......................
8,085,442
1.0%
Canada .....................
26,174,105
3.2%
Denmark ....................
10,999,655
1.4%
Finland .....................
8,229,932
1.0%
France .....................
27,732,962
3.4%
Germany ...................
15,855,286
1.9%
Italy .......................
2,488,708
0.3%
Netherlands .................
15,938,517
1.9%
New Zealand ................
23,964,742
3.0%
Norway .....................
12,849,416
1.6%
Singapore ...................
4,843
0.0%
*
Sweden ....................
5,008,735
0.6%
United Kingdom ..............
79,931,559
9.9%
United States ................
539,887,699
66.8%
Money Market ................
4,883,639
0.6%
Other assets and liabilities (net)
2,262,360
0.3%
Total $810,251,662 100.0%
*
Rounds to less than 0.05%.

Schedule of Investments (unaudited), March 31, 2024
Impax International Sustainable Economy Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 97.2%
Australia 7.1%
ANZ Group Holdings Ltd. ....... 724,720 $ 13,890,065
Aristocrat Leisure Ltd. .......... 256,038 7,169,302
Dexus , REIT ................. 755,852 3,894,599
Goodman Group , REIT ......... 142,672 3,142,680
QBE Insurance Group Ltd. ...... 1,621,509 19,167,384
Ramsay Health Care Ltd. ....... 109 4,013
REA Group Ltd. ............... 47,995 5,799,138
Stockland , REIT .............. 1,484,071 4,689,480
Suncorp Group Ltd. ............ 344,611 3,678,351
Telstra Group Ltd. ............. 5,949,419 14,965,318
Transurban Group ............. 836,250 7,254,572
83,654,902
Austria 1.1%
Mondi plc ................... 168,108 2,960,937
Verbund AG ................. 129,199 9,439,282
12,400,219
Belgium 0.8%
KBC Group NV ............... 126,103 9,454,210
China 0.8%
BOC Hong Kong Holdings Ltd. ... 1,278,057 3,426,841
Prosus NV .................. 202,993 6,353,761
9,780,602
Denmark 3.8%
Novo Nordisk A/S , B ........... 275,945 35,396,406
a
Orsted A/S , Reg S ............. 47,804 2,671,233
a
ROCKWOOL A/S , B ........... 16,129 5,306,853
a
Vestas Wind Systems A/S ....... 91,457 2,551,066
45,925,558
Finland 1.5%
Nokia OYJ .................. 851,196 3,020,126
UPM-Kymmene OYJ ........... 265,339 8,840,210
Wartsila OYJ Abp ............. 394,882 6,001,228
17,861,564
France 8.8%
AXA SA ..................... 244,454 9,180,664
BNP Paribas SA .............. 305,947 21,781,865
Carrefour SA ................. 218,699 3,751,635
Cie Generale des Etablissements
Michelin SCA ............... 92,662 3,551,120
Credit Agricole SA ............. 577,941 8,621,684
Danone SA .................. 85,685 5,539,094
Dassault Systemes SE ......... 443,081 19,613,942
Hermes International SCA ....... 1,035 2,645,233
L'Oreal SA .................. 12,686 6,007,730
LVMH Moet Hennessy Louis Vuitton
SE ....................... 10,949 9,851,875
Societe Generale SA ........... 552,259 14,796,686
105,341,528
Germany 6.9%
Bayerische Motoren Werke AG ... 164,905 19,026,550
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Germany (continued)
Beiersdorf AG ................ 16,311 $ 2,374,835
Commerzbank AG ............. 554,665 7,623,422
Deutsche Boerse AG ........... 15,036 3,079,222
Heidelberg Materials AG ........ 117,388 12,922,232
Knorr-Bremse AG ............. 49,744 3,762,375
Merck KGaA ................. 108,623 19,154,091
Muenchener Rueckversicherungs-
Gesellschaft AG ............. 25,358 12,378,277
Puma SE ................... 54,391 2,461,533
82,782,537
Hong Kong 2.7%
AIA Group Ltd. ............... 2,416,600 16,255,438
Hang Seng Bank Ltd. .......... 432,000 4,735,457
HKT Trust & HKT Ltd. .......... 1,989,000 2,320,742
MTR Corp. Ltd. ............... 1,360,280 4,494,299
Prudential plc ................ 426,137 3,996,560
31,802,496
Ireland 0.8%
Kingspan Group plc ........... 108,009 9,837,072
Italy 2.8%
Assicurazioni Generali SpA ...... 701,318 17,752,768
Moncler SpA ................. 56,652 4,227,414
Poste Italiane SpA , Reg S ....... 196,630 2,462,634
Prysmian SpA ................ 164,457 8,577,082
33,019,898
Japan 22.3%
Advantest Corp. .............. 52,800 2,345,527
Ajinomoto Co., Inc. ............ 75,300 2,811,974
Astellas Pharma, Inc. .......... 876,900 9,420,315
Azbil Corp. .................. 92,200 2,550,789
Daifuku Co. Ltd. .............. 121,900 2,921,873
Daiichi Sankyo Co. Ltd. ......... 116,900 3,719,630
FANUC Corp. ................ 303,900 8,477,743
FUJIFILM Holdings Corp. ....... 158,400 3,556,811
Fujitsu Ltd. .................. 1,156,000 18,500,626
Hitachi Ltd. .................. 247,400 22,607,523
Hoya Corp. .................. 17,900 2,238,768
KDDI Corp. .................. 697,000 20,608,004
MatsukiyoCocokara & Co. ....... 202,000 3,243,494
Mitsubishi Chemical Group Corp. . 437,500 2,666,246
Mitsubishi Estate Co. Ltd. ....... 131,600 2,401,171
Mitsui Fudosan Co. Ltd. ........ 272,400 2,936,873
Mizuho Financial Group, Inc. ..... 183,500 3,628,769
NEC Corp. .................. 61,300 4,475,228
Nintendo Co. Ltd. ............. 159,200 8,686,687
Nomura Research Institute Ltd. ... 124,000 3,502,845
Omron Corp. ................. 63,700 2,280,908
Ono Pharmaceutical Co. Ltd. ..... 142,200 2,329,940
Oriental Land Co. Ltd. .......... 335,300 10,741,575
ORIX Corp. .................. 508,100 11,113,037
Recruit Holdings Co. Ltd. ....... 217,700 9,558,512
Renesas Electronics Corp. ...... 196,200 3,496,413
Sekisui Chemical Co. Ltd. ....... 164,900 2,412,588

Schedule of Investments (unaudited)
Impax International Sustainable Economy Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Japan (continued)
SoftBank Corp. ............... 1,489,900 $ 19,182,380
Sompo Holdings, Inc. .......... 182,400 3,823,115
Sumitomo Mitsui Financial Group,
Inc. ...................... 64,100 3,748,100
Tokio Marine Holdings, Inc. ...... 677,300 21,230,827
Tokyo Electron Ltd. ............ 96,400 25,107,300
TOTO Ltd. .................. 121,600 3,409,062
Unicharm Corp. ............... 72,700 2,314,496
Yamaha Motor Co. Ltd. ......... 837,300 7,712,850
Yaskawa Electric Corp. ......... 110,900 4,721,533
Yokogawa Electric Corp. ........ 120,000 2,763,525
267,247,057
Netherlands 4.4%
ASML Holding NV ............. 34,983 33,914,684
ING Groep NV ............... 221,054 3,639,276
Koninklijke Ahold Delhaize NV .... 286,608 8,575,827
Universal Music Group NV ...... 141,071 4,239,233
Wolters Kluwer NV ............ 14,810 2,319,096
52,688,116
New Zealand 0.4%
a
Xero Ltd. .................... 55,776 4,842,999
Norway 0.5%
Norsk Hydro ASA ............. 599,692 3,295,539
Telenor ASA ................. 251,372 2,795,852
6,091,391
Singapore 1.2%
City Developments Ltd. ......... 1,028,700 4,456,172
Keppel Ltd. .................. 644,500 3,502,243
United Overseas Bank Ltd. ...... 255,300 5,550,231
13,508,646
Spain 3.3%
Amadeus IT Group SA ......... 246,661 15,834,825
Iberdrola SA ................. 1,521,024 18,891,660
Redeia Corp. SA .............. 242,353 4,139,645
38,866,130
Sweden 3.0%
Alfa Laval AB ................ 73,361 2,882,672
Assa Abloy AB , B ............. 239,914 6,885,125
Atlas Copco AB , A ............. 684,860 11,566,296
Atlas Copco AB , B ............. 498,810 7,367,402
Epiroc AB , B ................. 257,462 4,360,103
Nibe Industrier AB , B ........... 474,922 2,335,382
35,396,980
Switzerland 8.3%
ABB Ltd. .................... 400,109 18,561,177
DSM-Firmenich AG ............ 24,230 2,755,728
Givaudan SA ................. 774 3,445,647
Kuehne + Nagel International AG . 20,301 5,648,118
Lonza Group AG .............. 13,110 7,834,517
Novartis AG ................. 297,122 28,778,773
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Switzerland (continued)
Sika AG .................... 34,865 $ 10,374,095
Sonova Holding AG ............ 46,911 13,585,099
a
Swisscom AG ................ 5,710 3,494,837
Zurich Insurance Group AG ...... 6,510 3,516,796
97,994,787
United Kingdom 13.3%
3i Group plc ................. 82,675 2,931,442
Associated British Foods plc ..... 132,279 4,173,518
AstraZeneca plc .............. 206,710 27,770,213
Auto Trader Group plc , Reg S .... 267,903 2,365,828
BT Group plc ................ 3,639,559 5,037,009
Burberry Group plc ............ 219,591 3,358,942
HSBC Holdings plc ............ 3,258,908 25,474,316
Informa plc .................. 307,415 3,225,401
J Sainsbury plc ............... 1,235,240 4,217,652
Legal & General Group plc ...... 1,070,091 3,437,858
Lloyds Banking Group plc ....... 15,037,252 9,834,314
Reckitt Benckiser Group plc ..... 96,037 5,474,593
RELX plc ................... 463,134 19,972,859
Sage Group plc (The) .......... 146,759 2,345,510
Schroders plc ................ 523 2,485
Spirax-Sarco Engineering plc .... 34,090 4,325,204
Tesco plc ................... 4,904,336 18,369,060
Unilever plc .................. 303,371 15,229,783
157,545,987
United States 3.4%
Schneider Electric SE .......... 112,157 25,356,054
Swiss Re AG ................. 120,332 15,478,895
40,834,949
Total Common Stocks
(Cost $ 965,049,129 ) ...............
1,156,877,628
Preferred Stocks 1.1%
Germany 1.1%
Bayerische Motoren Werke AG ... 118,303 12,694,209
(Cost $12,313,123)
Total Long Term Investments
(Cost $ 977,362,252 ) ...............
1,169,571,837
a
Money Market 1.1%
b,c
JPMorgan Prime Money Market
Fund , 5.490% .............. 12,724,405 12,724,405
(Cost $12,724,405)
a
Total Investments 99 .4%
(Cost $ 990,086,657 ) ..............
$1,182,296,242
Other Assets, less Liabilities 0 .6% ..
7,351,574
Net Assets 100.0% ................
$1,189,647,816

Schedule of Investments (unaudited)
Impax International Sustainable Economy Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a
Non-income producing security.
b
Rate shown represents annualized 7-day yield as of March 31, 2024.
c
Institutional Class shares.
REIT Real Estate Investment Trust
Summary Of Investments By Sector
Sector Value
Percent of
Net Assets
Communication Services ........
$ 92,720,429
7.8%
Consumer Discretionary ........
108,041,777
9.1%
Consumer Staples ............
82,083,691
6.9%
Financials ...................
285,690,989
24.0%
Health Care .................
150,231,765
12.6%
Industrials ...................
214,562,524
18.0%
Information Technology .........
132,317,233
11.1%
Materials ....................
47,260,634
4.0%
Real Estate ..................
21,520,975
1.8%
Utilities .....................
35,141,820
3.0%
Money Market ................
12,724,405
1.1%
Other assets and liabilities (net)
7,351,574
0.6%
Total $1,189,647,816 100.0%

Schedule of Investments (unaudited), March 31, 2024
Impax Core Bond Fund
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
BONDS: 96.3%
a
Community Investment
Notes 0.0%
a
Financials 0.0%
b ,c
CEI Investments LLC , 4.000%,
10/31/24 .................. 310,612 $ 310,612
c
Envest Microfinance Cooperative ,
b
5.460%, 10/24/24 ........... 150,000 150,000
4.000%, 4/20/26 ............ 250,000 240,670
701,282
Total Community Investment Notes
(Cost $ 710,612 ) ..................
701,282
Corporate Bonds 31 .7%
Communication Services 2.7%
AT&T, Inc. ,
5.400%, 2/15/34 ............ 2,750,000 2,787,111
4.350%, 6/15/45 ............ 2,000,000 1,705,931
3.500%, 9/15/53 ............ 1,000,000 706,085
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp. ,
6.384%, 10/23/35 ........... 1,000,000 988,880
6.484%, 10/23/45 ........... 750,000 695,670
d
Cogent Communications Group,
Inc. , 144A, 7.000%, 6/15/27 .... 370,000 368,688
Comcast Corp. ,
4.600%, 10/15/38 ........... 2,750,000 2,568,329
5.350%, 5/15/53 ............ 800,000 794,579
Discovery Communications LLC ,
3.950%, 3/20/28 ............. 1,500,000 1,420,867
Sprint Capital Corp. , 8.750%,
3/15/32 ................... 2,000,000 2,426,514
T-Mobile USA, Inc. , 4.375%, 4/15/40
2,000,000 1,782,274
Verizon Communications, Inc. ,
4.500%, 8/10/33 ............ 2,500,000 2,391,679
4.812%, 3/15/39 ............ 2,250,000 2,125,614
Warnermedia Holdings, Inc. ,
6.412%, 3/15/26 ............ 500,000 500,010
5.141%, 3/15/52 ............ 2,500,000 2,076,614
23,338,845
Consumer Discretionary 1.8%
Amazon.com, Inc. ,
2.730%, 4/13/24 ............ 500,000 499,395
2.875%, 5/12/41 ............ 800,000 609,308
2.500%, 6/03/50 ............ 1,000,000 638,818
American University (The) , 2019 ,
3.672%, 4/01/49 ............. 1,000,000 816,281
Aptiv plc / Aptiv Corp. , 3.250%,
3/01/32 ................... 750,000 652,684
d
Expedia Group, Inc. , 144A, 6.250%,
5/01/25 ................... 1,000,000 1,004,553
Ford Motor Co. , 3.250%, 2/12/32 ..
1,100,000 915,605
General Motors Co. , 5.400%,
10/15/29 .................. 1,000,000 1,002,967
a a
Shares/
Principal
a
Value
a a a a
Consumer Discretionary (continued)
d
IHO Verwaltungs GmbH , 144A, PIK,
6.375%, 5/15/29 ............. 1,000,000 $ 1,005,898
Lowe's Cos., Inc. ,
4.800%, 4/01/26 ............ 1,250,000 1,243,193
5.000%, 4/15/33 ............ 1,000,000 996,611
2.800%, 9/15/41 ............ 750,000 533,627
5.750%, 7/01/53 ............ 750,000 774,703
Massachusetts Institute of
Technology , 3.067%, 4/01/52 ... 700,000 516,188
MDC Holdings, Inc. , 6.000%,
1/15/43 ................... 1,125,000 1,144,290
Starbucks Corp. ,
5.000%, 2/15/34 ............ 2,000,000 1,983,336
4.450%, 8/15/49 ............ 1,000,000 868,390
Toyota Motor Corp. , 5.275%,
7/13/26 ................... 500,000 503,553
15,709,400
Consumer Staples 1.9%
d
Albertsons Cos., Inc. / Safeway, Inc.
/ New Albertsons LP / Albertsons
LLC ,
144A, 4.625%, 1/15/27 ....... 1,000,000 968,484
144A, 6.500%, 2/15/28 ....... 1,000,000 1,011,553
d
Bacardi Ltd. / Bacardi-Martini BV ,
144A, 5.250%, 1/15/29 ........ 1,500,000 1,486,266
Campbell Soup Co. , 5.400%,
3/21/34 ................... 1,000,000 1,007,975
Church & Dwight Co., Inc. , 3.950%,
8/01/47 ................... 1,000,000 810,616
Conagra Brands, Inc. , 5.300%,
11/01/38 .................. 1,250,000 1,191,260
d
Darling Ingredients, Inc. , 144A,
6.000%, 6/15/30 ............. 1,500,000 1,487,675
Haleon US Capital LLC , 3.375%,
3/24/29 ................... 1,750,000 1,628,363
J M Smucker Co. (The) , 4.250%,
3/15/35 ................... 1,500,000 1,371,392
d
Kraft Heinz Foods Co. , 144A,
7.125%, 8/01/39 ............. 2,000,000 2,297,579
d
Nestle Capital Corp. , 144A, 5.100%,
3/12/54 ................... 1,000,000 996,309
d
Post Holdings, Inc. , 144A, 6.250%,
2/15/32 ................... 1,000,000 1,008,538
Procter & Gamble Co. (The) ,
4.550%, 1/29/34 ............. 1,500,000 1,492,516
16,758,526
Financials 8.8%
Aflac, Inc. ,
1.125%, 3/15/26 ............ 1,500,000 1,390,359
3.600%, 4/01/30 ............ 1,000,000 930,932
Assured Guaranty US Holdings,
Inc. ,
6.125%, 9/15/28 ............ 750,000 778,587
3.150%, 6/15/31 ............ 1,000,000 880,287

Schedule of Investments (unaudited)
Impax Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Financials (continued)
Bank of America Corp. ,
0.981% to 9/24/24, FRN
thereafter , 9/25/25 ........... 2,000,000 $ 1,953,881
2.572% to 10/19/31, FRN
thereafter , 10/20/32 .......... 3,750,000 3,112,350
5.872% to 9/14/33, FRN
thereafter , 9/15/34 ........... 1,000,000 1,037,598
5.468% to 1/22/34, FRN
thereafter , 1/23/35 ........... 1,000,000 1,006,897
4.083% to 3/19/50, FRN
thereafter , 3/20/51 ........... 1,000,000 820,631
Bank of Montreal , 5.717%, 9/25/28
2,500,000 2,568,911
Bank of New York Mellon Corp.
(The) ,
6.317% to 10/24/28, FRN
thereafter , 10/25/29 .......... 1,000,000 1,055,622
5.834% to 10/24/32, FRN
thereafter , 10/25/33 .......... 1,000,000 1,044,696
Block, Inc. , 3.500%, 6/01/31 .....
1,000,000 871,235
BlueHub Loan Fund, Inc. , 2020 ,
2.890%, 1/01/27 ............. 1,000,000 886,480
c
Calvert Impact Capital, Inc. , 3.000%,
3/14/25 ................... 1,000,000 922,910
Chubb INA Holdings, Inc. ,
5.000%, 3/15/34 ............ 2,000,000 2,007,988
2.850%, 12/15/51 ........... 250,000 170,865
Citigroup, Inc. ,
1.281% to 11/02/24, FRN
thereafter , 11/03/25 .......... 1,500,000 1,459,339
2.014% to 1/24/25, FRN
thereafter , 1/25/26 ........... 2,000,000 1,939,530
Citizens Financial Group, Inc. ,
5.841% to 1/22/29, FRN
thereafter , 1/23/30 ........... 1,500,000 1,498,570
Fiserv, Inc. , 5.625%, 8/21/33 .....
2,000,000 2,044,132
Ford Motor Credit Co. LLC , 4.950%,
5/28/27 ................... 500,000 488,090
Goldman Sachs Group, Inc. (The) ,
0.855% to 2/11/25, FRN
thereafter , 2/12/26 ........... 2,500,000 2,395,144
3.21% to 4/21/41, FRN thereafter ,
4/22/42 ................... 750,000 564,335
d
HAT Holdings I LLC / HAT Holdings
II LLC , 144A, 8.000%, 6/15/27 .. 1,000,000 1,043,950
ING Groep NV , FRN , 3.869%,
( SOFR + 1.640% ), 3/28/26 ..... 1,500,000 1,473,684
John Deere Capital Corp. , 2.000%,
6/17/31 ................... 1,750,000 1,453,666
JPMorgan Chase & Co. ,
0.768% to 8/08/24, FRN
thereafter , 8/09/25 ........... 2,000,000 1,962,410
2.947% to 2/23/27, FRN
thereafter , 2/24/28 ........... 1,000,000 939,894
5.336% to 1/22/34, FRN
thereafter , 1/23/35 ........... 1,000,000 1,004,288
3.964% to 11/14/47, FRN
thereafter , 11/15/48 .......... 1,000,000 818,429
a a
Shares/
Principal
a
Value
a a a a
Financials (continued)
MetLife, Inc. ,
4.875%, 11/13/43 ........... 1,000,000 $ 940,193
5.250%, 1/15/54 ............ 1,000,000 985,840
d
Metropolitan Life Global Funding
I , Secured Note , 144A, 0.950%,
7/02/25 ................... 3,000,000 2,846,746
Morgan Stanley ,
3.625%, 1/20/27 ............ 2,000,000 1,932,378
5.466% to 1/17/34, FRN
thereafter , 1/18/35 ........... 1,000,000 1,009,318
4.457% to 4/21/38, FRN
thereafter , 4/22/39 ........... 1,000,000 910,217
6.375%, 7/24/42 ............ 1,000,000 1,129,537
Nasdaq, Inc. ,
5.350%, 6/28/28 ............ 500,000 506,747
5.550%, 2/15/34 ............ 1,000,000 1,017,478
National Bank of Canada , 5.600%,
12/18/28 .................. 2,000,000 2,034,141
OneMain Finance Corp. , 3.500%,
1/15/27 ................... 1,000,000 929,315
PNC Financial Services Group, Inc.
(The) , 6.615% to 10/19/26, FRN
thereafter , 10/20/27 .......... 2,000,000 2,059,653
Principal Financial Group, Inc. ,
5.375%, 3/15/33 ............ 2,000,000 2,017,098
5.500%, 3/15/53 ............ 1,000,000 982,867
Progressive Corp. (The) , 3.200%,
3/26/30 ................... 1,500,000 1,370,179
Prudential Financial, Inc. ,
1.500%, 3/10/26 ............ 250,000 234,068
4.350%, 2/25/50 ............ 1,000,000 853,776
Royal Bank of Canada ,
3.970%, 7/26/24 ............ 1,000,000 994,996
4.950%, 4/25/25 ............ 2,000,000 1,993,597
5.150%, 2/01/34 ............ 2,000,000 2,002,846
Toronto-Dominion Bank (The) ,
2.650%, 6/12/24 ............ 1,000,000 994,257
4.456%, 6/08/32 ............ 2,800,000 2,682,742
Travelers Cos., Inc. (The) ,
6.250%, 6/15/37 ............ 1,000,000 1,101,905
5.450%, 5/25/53 ............ 1,000,000 1,036,726
Truist Financial Corp. , 5.122% to
1/25/33, FRN thereafter , 1/26/34 2,000,000 1,925,955
d
USAA Capital Corp. , 144A, 2.125%,
5/01/30 ................... 1,000,000 837,217
c ,d
WLB Asset VI Pte. Ltd. , 144A,
7.250%, 12/21/27 ............ 1,000,000 1,001,643
76,857,125
Health Care 3.7%
AbbVie, Inc. ,
4.800%, 3/15/29 ............ 1,000,000 1,001,999
4.250%, 11/21/49 ........... 1,500,000 1,300,228
5.400%, 3/15/54 ............ 500,000 515,053
Agilent Technologies, Inc. , 2.300%,
3/12/31 ................... 2,000,000 1,680,658

Schedule of Investments (unaudited)
Impax Core Bond Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Health Care (continued)
Amgen, Inc. ,
4.200%, 3/01/33 ............ 500,000 $ 467,642
6.400%, 2/01/39 ............ 2,000,000 2,186,166
d
Avantor Funding, Inc. , 144A,
4.625%, 7/15/28 ............. 1,000,000 948,759
Becton Dickinson & Co. ,
5.110%, 2/08/34 ............ 1,000,000 992,846
4.669%, 6/06/47 ............ 1,000,000 896,832
CVS Health Corp. ,
5.300%, 6/01/33 ............ 1,500,000 1,504,154
5.125%, 7/20/45 ............ 1,000,000 922,166
5.875%, 6/01/53 ............ 1,000,000 1,018,016
Elevance Health, Inc. ,
2.375%, 1/15/25 ............ 1,000,000 975,684
1.500%, 3/15/26 ............ 500,000 465,941
2.250%, 5/15/30 ............ 1,000,000 855,635
5.125%, 2/15/53 ............ 1,750,000 1,678,377
HCA, Inc. ,
5.450%, 4/01/31 ............ 1,500,000 1,508,344
7.500%, 11/06/33 ........... 1,000,000 1,119,503
d
HealthEquity, Inc. , 144A, 4.500%,
10/01/29 .................. 1,000,000 923,887
Kaiser Foundation Hospitals ,
2019 , 3.266%, 11/01/49 ...... 1,000,000 738,435
2021 , 2.810%, 6/01/41 ....... 1,000,000 738,902
Laboratory Corp. of America
Holdings , 1.550%, 6/01/26 ..... 1,000,000 926,498
Merck & Co., Inc. , 2.350%, 6/24/40
1,000,000 704,005
Novant Health, Inc. , 2.637%,
11/01/36 .................. 1,500,000 1,143,017
Pfizer Investment Enterprises Pte.
Ltd. , 4.650%, 5/19/25 ......... 1,000,000 993,818
Seattle Children's Hospital , 2021 ,
1.208%, 10/01/27 ............ 1,000,000 867,821
d
Solventum Corp. , 144A, 5.600%,
3/23/34 ................... 1,500,000 1,505,577
UnitedHealth Group, Inc. ,
2.750%, 5/15/40 ............ 500,000 368,247
5.375%, 4/15/54 ............ 1,500,000 1,526,712
Zoetis, Inc. ,
3.000%, 9/12/27 ............ 1,000,000 937,305
3.900%, 8/20/28 ............ 1,000,000 962,879
32,375,106
Industrials 3.8%
AGCO Corp. , 5.450%, 3/21/27 ...
1,000,000 1,004,904
American Museum of Natural
History (The) , 2021 , 3.121%,
7/15/52 ................... 750,000 511,740
Burlington Northern Santa Fe LLC ,
5.200%, 4/15/54 ............. 1,000,000 992,029
California Endowment (The) , 2021 ,
2.498%, 4/01/51 ............. 1,000,000 633,578
Capital Impact Partners ,
c
5.750%, 6/15/24 ............ 500,000 500,154
c
2.300%, 10/15/24 ........... 500,000 490,082
a a
Shares/
Principal
a
Value
a a a a
Industrials (continued)
Capital Impact Partners, (continued)
6.000%, 3/15/25 ............ 500,000 $ 499,928
Carrier Global Corp. , 3.377%,
4/05/40 ................... 500,000 391,735
d
Clean Harbors, Inc. , 144A, 6.375%,
2/01/31 ................... 1,000,000 1,008,414
CNH Industrial Capital LLC ,
5.500%, 1/12/29 ............ 2,000,000 2,029,993
5.100%, 4/20/29 ............ 250,000 249,403
Concentrix Corp. , 6.600%, 8/02/28
1,000,000 1,012,020
Cummins, Inc. , 7.125%, 3/01/28 ..
1,000,000 1,076,515
Doris Duke Charitable Foundation
(The) , 2020 , 2.345%, 7/01/50 ... 1,000,000 614,466
d
Esab Corp. , 144A, 6.250%, 4/15/29 1,000,000 1,005,933
Ford Foundation (The) , 2020 ,
2.415%, 6/01/50 ............. 750,000 476,552
IDEX Corp. , 3.000%, 5/01/30 ....
1,000,000 882,314
c
Local Initiatives Support Corp. ,
1.000%, 11/15/25 ............ 1,000,000 911,318
Nature Conservancy (The) ,
A , 1.861%, 7/01/33 .......... 266,000 193,801
A , 3.957%, 3/01/52 .......... 750,000 635,853
Norfolk Southern Corp. ,
2.300%, 5/15/31 ............ 1,500,000 1,269,622
5.350%, 8/01/54 ............ 2,000,000 1,986,939
nVent Finance SARL ,
2.750%, 11/15/31 ........... 1,000,000 825,630
5.650%, 5/15/33 ............ 1,000,000 1,008,489
Owens Corning , 3.875%, 6/01/30 .
1,000,000 934,907
Pentair Finance SARL , 5.900%,
7/15/32 ................... 1,705,000 1,763,925
Raza Development Fund, Inc. ,
3.534%, 7/01/34 ............. 1,000,000 816,466
Republic Services, Inc. , 5.000%,
12/15/33 .................. 2,000,000 1,987,131
Rockwell Automation, Inc. , 1.750%,
8/15/31 ................... 1,350,000 1,090,427
c
Tesla Energy Operations, Inc. ,
4.700%, 5/29/25 ............. 2,000,000 1,898,277
Union Pacific Corp. ,
3.200%, 5/20/41 ............ 1,000,000 780,100
4.950%, 5/15/53 ............ 1,000,000 967,525
Valmont Industries, Inc. , 5.250%,
10/01/54 .................. 260,000 231,228
d
WK Kellogg Foundation Trust , 144A,
2.443%, 10/01/50 ............ 1,000,000 634,538
Xylem, Inc. , 1.950%, 1/30/28 .....
2,080,000 1,870,712
33,186,648
Information Technology 2.3%
d
Broadcom, Inc. , 144A, 4.926%,
5/15/37 ................... 3,000,000 2,848,707
CDW LLC / CDW Finance Corp. ,
3.250%, 2/15/29 ............. 3,000,000 2,719,144
Cisco Systems, Inc. , 5.900%,
2/15/39 ................... 3,400,000 3,699,193

Schedule of Investments (unaudited)
Impax Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Information Technology (continued)
Hewlett Packard Enterprise Co. ,
6.200%, 10/15/35 ........... 1,500,000 $ 1,606,114
6.350%, 10/15/45 ........... 1,000,000 1,070,091
Intel Corp. , 5.700%, 2/10/53 .....
2,000,000 2,068,920
KLA Corp. , 4.700%, 2/01/34 .....
2,000,000 1,969,869
NXP BV / NXP Funding LLC / NXP
USA, Inc. , 5.000%, 1/15/33 .... 2,300,000 2,251,078
QUALCOMM, Inc. , 6.000%, 5/20/53
2,000,000 2,238,298
20,471,414
Materials 0.6%
d
Alcoa Nederland Holding BV , 144A,
7.125%, 3/15/31 ............. 1,000,000 1,019,904
Ball Corp. , 6.875%, 3/15/28 ......
1,000,000 1,027,323
Dow Chemical Co. (The) , 5.600%,
2/15/54 ................... 2,000,000 1,993,571
d
Graphic Packaging International
LLC , 144A, 3.750%, 2/01/30 ... 1,000,000 890,400
4,931,198
Real Estate 1.8%
Alexandria Real Estate Equities,
Inc. , 5.250%, 5/15/36 ......... 2,500,000 2,454,691
American Tower Corp. , 5.900%,
11/15/33 .................. 2,750,000 2,849,067
Century Housing Corp. ,
6.100%, 10/15/24 ........... 500,000 501,175
4.500%, 2/15/26 ............ 1,000,000 966,482
Kimco Realty OP LLC , 4.600%,
2/01/33 ................... 2,750,000 2,605,093
Prologis LP , 5.125%, 1/15/34 .....
3,000,000 3,014,455
Welltower OP LLC , 3.850%, 6/15/32
4,000,000 3,620,822
16,011,785
Utilities 4.3%
AES Corp. (The) ,
5.450%, 6/01/28 ............ 1,000,000 998,490
2.450%, 1/15/31 ............ 1,000,000 818,894
American Water Capital Corp. ,
2.800%, 5/01/30 ............. 3,000,000 2,644,730
Avangrid, Inc. , 3.200%, 4/15/25 ...
1,000,000 974,598
d
Clearway Energy Operating LLC ,
144A, 3.750%, 2/15/31 ........ 2,000,000 1,718,570
Consolidated Edison Co. of New
York, Inc. , 20A , 3.350%, 4/01/30 1,000,000 921,900
DTE Electric Co. ,
3.950%, 3/01/49 ............ 1,000,000 812,085
A , 1.900%, 4/01/28 .......... 1,500,000 1,345,991
Georgia Power Co. , A , 3.250%,
3/15/51 ................... 1,000,000 702,898
d
Leeward Renewable Energy
Operations LLC , 144A, 4.250%,
7/01/29 ................... 1,500,000 1,288,559
MidAmerican Energy Co. ,
3.100%, 5/01/27 ............ 1,000,000 951,020
3.650%, 4/15/29 ............ 1,000,000 951,645
a a
Shares/
Principal
a
Value
a a a a
Utilities (continued)
MidAmerican Energy Co.,
(continued)
2.700%, 8/01/52 ............ 2,000,000 $ 1,248,008
d
Niagara Mohawk Power Corp. ,
144A, 1.960%, 6/27/30 ....... 2,000,000 1,652,447
144A, 5.783%, 9/16/52 ....... 2,000,000 2,011,028
Northern States Power Co. , 5.400%,
3/15/54 ................... 2,000,000 2,015,688
NSTAR Electric Co. , 3.250%,
5/15/29 ................... 3,000,000 2,815,390
d
Pattern Energy Operations LP /
Pattern Energy Operations, Inc. ,
144A, 4.500%, 8/15/28 ........ 1,000,000 933,100
PG&E Energy Recovery Funding
LLC , A-3 , 2.822%, 7/15/46 ..... 750,000 542,610
PG&E Recovery Funding LLC ,
A-2 , 5.256%, 1/15/38 ........ 1,000,000 1,013,086
A-3 , 5.536%, 7/15/47 ........ 2,625,000 2,716,236
SCE Recovery Funding LLC ,
A-1 , 4.697%, 6/15/40 ........ 2,168,458 2,105,384
A-2 , 2.943%, 11/15/42 ........ 1,450,000 1,177,732
A-2 , 5.112%, 12/15/47 ........ 750,000 734,735
Southern Power Co. ,
4.150%, 12/01/25 ........... 1,000,000 983,845
0.900%, 1/15/26 ............ 500,000 462,828
Southwestern Public Service Co. , 8 ,
3.150%, 5/01/50 ............. 2,500,000 1,642,723
d
Sunnova Energy Corp. , 144A,
5.875%, 9/01/26 ............. 750,000 584,629
Union Electric Co. , 2.150%, 3/15/32
1,000,000 812,893
37,581,742
Total Corporate Bonds
(Cost $ 289,347,449 ) ...............
277,221,789
Foreign Government and
Agency Securities 3.0%
d
BNG Bank NV , 144A, 0.500%,
11/24/25 .................. 250,000 232,748
d
Caisse d'Amortissement de la Dette
Sociale , 144A, 1.375%, 1/20/31 . 3,000,000 2,462,458
d
Kommunalbanken A/S ,
144A, 0.500%, 10/21/24 ....... 500,000 487,017
144A, 4.625%, 10/24/25 ....... 500,000 497,258
144A, 1.125%, 10/26/26 ....... 1,500,000 1,372,634
144A, 1.125%, 6/14/30 ........ 1,000,000 818,622
Kreditanstalt fuer Wiederaufbau ,
0.500%, 9/20/24 ............. 1,000,000 978,008
2.000%, 5/02/25 ............. 3,000,000 2,904,885
3.125%, 6/10/25 ............. 2,000,000 1,957,077
0.375%, 7/18/25 ............. 1,000,000 943,380
0.625%, 1/22/26 ............. 5,000,000 4,647,586
1.000%, 10/01/26 ............ 1,500,000 1,377,266
4.750%, 10/29/30 ............ 2,000,000 2,051,319
4.125%, 7/15/33 ............. 4,500,000 4,422,337

Schedule of Investments (unaudited)
Impax Core Bond Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Foreign Government and
Agency Securities
(continued)
d
Ontario Teachers' Finance Trust ,
144A, 1.250%, 9/27/30 ........ 1,000,000 $ 811,791
Total Foreign Government and
Agency Securities
(Cost $ 27,357,221 ) ................
25,964,386
U.S. Government and
Agency Securities 17.2%
FFCB Funding Corp. ,
1.000%, 10/07/26 ............ 3,000,000 2,746,344
2.500%, 4/14/36 ............. 3,000,000 2,344,887
U.S. Treasury Bonds ,
5.000%, 5/15/37 ............. 2,000,000 2,174,609
4.500%, 2/15/44 ............. 47,000,000 47,271,719
Index Linked, 1.000%, 2/15/48 .. 1,000,000 986,185
4.250%, 2/15/54 ............. 29,000,000 28,526,485
U.S. Treasury Notes ,
Index Linked, 0.625%, 1/15/26 .. 3,000,000 3,782,575
4.250%, 1/31/26 ............. 17,000,000 16,867,852
Index Linked, 0.375%, 7/15/27 .. 4,000,000 4,799,916
4.875%, 10/31/28 ............ 25,000,000 25,631,836
4.000%, 1/31/31 ............. 10,000,000 9,871,094
United States International
Development Finance Corp. ,
3.520%, 9/20/32 ............. 1,214,286 1,149,486
FRN, 5.500%, ( 3-month U.S.
Treasury Bill Rate ), 9/15/26 .... 833,333 833,333
1.650%, 4/15/28 ............. 500,000 451,894
FRN, 5.490%, ( 3-month U.S.
Treasury Bill Rate ), 3/15/30 .... 1,714,286 1,714,286
1.440%, 4/15/28 ............. 1,000,000 897,485
3.130%, 4/15/28 ............. 1,000,000 948,214
Total U.S. Government and Agency
Securities
(Cost $ 151,356,395 ) ...............
150,998,200
Asset-Backed Securities
6.1%
Financials 4.9%
d
College Ave Student Loans LLC ,
2021-B , A2 , 144A, 1.760%,
6/25/52 . ................... 312,673 273,440
d
Commonbond Student Loan Trust ,
2019-AGS , A1 , 144A, 2.540%,
1/25/47 . ................... 488,007 434,482
d
FHF Issuer Trust , 2024-1A , A2 ,
144A, 5.690%, 2/15/30 . ....... 833,000 833,426
d
Foundation Finance Trust ,
2019-1A , A , 144A, 3.860%,
11/15/34 .................. 181,192 180,247
2023-1A , A , 144A, 5.670%,
12/15/43 .................. 1,918,575 1,907,603
2023-2A , A , 144A, 6.530%,
6/15/49 ................... 745,428 759,030
a a
Shares/
Principal
a
Value
a a a a
Asset-Backed Securities
(continued)
Financials (continued)
d
Frontier Issuer LLC , 2023-1 , A2 ,
144A, 6.600%, 8/20/53 . ....... 1,000,000 $ 1,012,134
d
GoodLeap Sustainable Home
Solutions Trust , 2022-2CS , A ,
144A, 4.000%, 4/20/49 . ....... 2,257,868 2,022,134
d
Helios Issuer LLC , 2023-GRID1 , 1A ,
144A, 5.750%, 12/20/50 . ...... 1,562,745 1,589,726
d
Hertz Vehicle Financing III LLC ,
2023-1A , B , 144A, 6.220%,
6/25/27 . ................... 1,500,000 1,509,291
d
HPEFS Equipment Trust , 2024-1A ,
D , 144A, 5.820%, 11/20/31 . .... 1,500,000 1,503,360
d
Loanpal Solar Loan Ltd. ,
2021-1GS , A , 144A, 2.290%,
1/20/48 ................... 795,235 639,834
2021-2GS , A , 144A, 2.220%,
3/20/48 ................... 514,999 401,782
d
Mill City Solar Loan Ltd. ,
2019-1A , A , 144A, 4.340%,
3/20/43 ................... 418,782 388,800
2019-2GS , A , 144A, 3.690%,
7/20/43 ................... 454,623 407,557
d
Mosaic Solar Loan Trust ,
2017-1A , A , 144A, 4.450%,
6/20/42 ................... 339,153 326,064
2017-2A , A , 144A, 3.820%,
6/22/43 ................... 422,561 394,812
2017-2A , C , 144A, 2.000%,
6/22/43 ................... 35,746 35,400
2018-1A , A , 144A, 4.010%,
6/22/43 ................... 1,115,109 1,044,869
2019-1A , A , 144A, 4.370%,
12/21/43 .................. 498,533 468,732
2019-2A , A , 144A, 2.880%,
9/20/40 ................... 347,240 309,812
2020-1A , A , 144A, 2.100%,
4/20/46 ................... 371,219 322,331
2020-2A , A , 144A, 1.440%,
8/20/46 ................... 770,597 649,928
2020-2A , C , 144A, 3.000%,
8/20/46 ................... 601,719 553,022
2021-1A , A , 144A, 1.510%,
12/20/46 .................. 721,166 594,257
2021-2A , B , 144A, 2.090%,
4/22/47 ................... 662,152 505,711
2022-3A , A , 144A, 6.100%,
6/20/53 ................... 2,051,684 2,113,746
d
OneMain Financial Issuance Trust ,
2022-S1 , A , 144A, 4.130%,
5/14/35 . ................... 1,270,000 1,244,071
d
PACEWell 5 Trust , 2021-1 , A , 144A,
2.628%, 10/10/59 . ........... 1,025,562 800,402
SBA Small Business Investment
Cos. ,
2023-10A , 1 , 5.168%, 3/10/33 .. 1,437,973 1,442,810
2023-10B , 1 , 5.688%, 9/10/33 .. 1,098,609 1,126,350
2024-10A , 1 , 5.035%, 3/10/34 .. 750,000 753,294

Schedule of Investments (unaudited)
Impax Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Asset-Backed Securities
(continued)
Financials (continued)
d
Service Experts Issuer LLC , 2021-
1A , A , 144A, 2.670%, 2/02/32 . .. 780,509 $ 728,927
d
SoFi Professional Loan Program
LLC ,
2017-D , BFX , 144A, 3.610%,
9/25/40 ................... 1,900,000 1,722,334
2017-F , BFX , 144A, 3.620%,
1/25/41 ................... 1,800,000 1,631,425
2018-B , BFX , 144A, 3.830%,
8/25/47 ................... 500,000 457,304
d
Sunnova Helios II Issuer LLC ,
2019-AA , A , 144A, 3.750%,
6/20/46 ................... 1,407,117 1,292,666
2021-B , A , 144A, 1.620%, 7/20/48 2,010,972 1,733,358
d
Sunnova Helios VII Issuer LLC ,
2021-C , B , 144A, 2.330%,
10/20/48 . .................. 848,480 713,942
d
Sunnova Helios XIII Issuer LLC ,
2024-A , A , 144A, 5.300%,
2/20/51 . ................... 783,227 767,744
d
Sunnova Sol Issuer LLC , 2020-1A ,
A , 144A, 3.350%, 2/01/55 . ..... 875,319 761,116
d
Sunrun Athena Issuer LLC , 2018-1 ,
A , 144A, 5.310%, 4/30/49 . ..... 876,861 841,070
d
Sunrun Atlas Issuer LLC , 2019-2 , A ,
144A, 3.610%, 2/01/55 . ....... 875,427 801,580
d
Tesla Auto Lease Trust ,
2023-A , B , 144A, 6.410%, 7/20/27 1,000,000 1,009,020
2023-B , B , 144A, 6.570%, 8/20/27 1,400,000 1,418,331
2024-A , B , 144A, 5.550%, 5/22/28 750,000 750,578
d
Tricon American Homes Trust ,
2020-SFR2 , A , 144A, 1.482%,
11/17/39 . .................. 1,265,277 1,114,722
d
Vivint Solar Financing V LLC , 2018-
1A , A , 144A, 4.730%, 4/30/48 . .. 881,079 822,779
43,115,353
a a a a a
Industrials 0.6%
d
Avis Budget Rental Car Funding
AESOP LLC ,
2023-8A , A , 144A, 6.020%,
2/20/30 ................... 1,750,000 1,808,898
2024-1A , A , 144A, 5.360%,
6/20/30 ................... 2,250,000 2,266,749
d
Triumph Rail Holdings LLC , 2021-2 ,
A , 144A, 2.150%, 6/19/51 . ..... 876,558 793,946
4,869,593
a a a a a
Real Estate 0.5%
d
American Tower Trust #1 , 144A,
5.490%, 3/15/28 . ............ 1,750,000 1,766,138
d
SBA Tower Trust ,
144A, 1.631%, 11/15/26 ....... 1,000,000 905,451
144A, 1.840%, 4/15/27 ........ 2,000,000 1,793,755
4,465,344
a a a a a
a a
Shares/
Principal
a
Value
a a a a
Asset-Backed Securities
(continued)
Utilities 0.1%
d
Sunnova Helios IV Issuer LLC ,
2020-AA , A , 144A, 2.980%,
6/20/47 . ................... 690,260 $ 636,625
d
Sunnova Helios V Issuer LLC , 2021-
A , A , 144A, 1.800%, 2/20/48 . ... 392,811 343,659
980,284
a a a a a
Total Asset-Backed Securities
(Cost $ 56,458,557 ) ................
53,430,574
Commercial Mortgage-
Backed Securities 3.3%
Financials 3.3%
FHLMC, Multi-class Certificates ,
2021-P009 , A1 , 1.132%, 1/25/31 1,432,256 1,258,476
2021-P011 , A1 , 1.204%, 9/25/31 438,305 386,133
FHLMC, Multi-family Structured
Pass-Through Certificates ,
KG01 , A10 , 2.939%, 4/25/29 ... 3,000,000 2,758,092
KG02 , A2 , 2.412%, 8/25/29 .... 2,000,000 1,800,236
KG04 , A2 , 1.487%, 11/25/30 ... 2,000,000 1,650,797
KG07 , A2 , FRN , 3.123%, 8/25/32 1,750,000 1,567,413
KSG1 , A2 , 1.503%, 9/25/30 .... 651,000 541,757
KSG4 , A2 , FRN , 3.400%, 8/25/32 2,000,000 1,825,974
FNMA, REMIC ,
2017-M2 , A2 , FRN , 2.825%,
2/25/27 ................... 1,686,428 1,603,994
2018-M13 , A2 , FRN , 3.739%,
9/25/30 ................... 1,325,920 1,269,784
2018-M2 , A2 , FRN , 2.905%,
1/25/28 ................... 1,699,729 1,603,499
2018-M4 , A2 , FRN , 3.064%,
3/25/28 ................... 1,059,154 1,000,830
2018-M8 , A2 , FRN , 3.302%,
6/25/28 ................... 1,808,366 1,718,123
2019-M1 , A2 , FRN , 3.547%,
9/25/28 ................... 1,764,764 1,688,488
2019-M9 , A2 , 2.937%, 6/25/29 .. 1,659,440 1,537,174
2021-M1S , A2 , FRN , 1.383%,
12/25/30 .................. 2,700,000 2,210,768
2023-M1S , A2 , FRN , 4.507%,
4/25/33 ................... 2,000,000 1,974,940
GNMA ,
2013-101 , AF , FRN , 2.848%,
9/16/50 ................... 522,398 506,815
2014-164 , AN , FRN , 3.101%,
3/16/55 ................... 569,942 502,617
d
SLG Office Trust , 2021-OVA , A ,
144A, 2.585%, 7/15/41 ........ 1,500,000 1,242,436
28,648,346
a a a a a
Total Commercial Mortgage-Backed
Securities
(Cost $ 31,578,089 ) ................
28,648,346

Schedule of Investments (unaudited)
Impax Core Bond Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed
Securities 21.4%
Federal Home Loan Mortgage
Corp. (FHLMC) Fixed Rate 5.4%
FHLMC Gold Pool, 20 Year , 3.000%,
3/01/35 ................... 2,504,659 $ 2,327,287
FHLMC Pool, 15 Year , 4.000%,
7/01/37 ................... 1,603,199 1,565,298
FHLMC Pool, 30 Year , 3.000%,
12/01/49 .................. 1,585,796 1,381,571
FHLMC Pool, 30 Year , 2.000%,
2/01/51 ................... 2,347,576 1,894,503
FHLMC Pool, 30 Year , 2.500%,
4/01/51 ................... 2,453,078 2,030,700
FHLMC Pool, 30 Year , 4.000%,
8/01/51 ................... 3,136,898 2,913,673
FHLMC Pool, 30 Year , 3.000%,
4/01/52 ................... 4,499,619 3,884,389
FHLMC Pool, 30 Year , 4.000%,
8/01/52 ................... 2,485,381 2,310,805
FHLMC Pool, 30 Year , 4.500%,
8/01/52 ................... 1,786,616 1,717,772
FHLMC Pool, 30 Year , 5.500%,
9/01/52 ................... 3,689,461 3,700,792
FHLMC Pool, 30 Year , 5.500%,
11/01/52 .................. 3,666,738 3,664,806
FHLMC Pool, 30 Year , 5.500%,
3/01/53 ................... 5,623,650 5,616,550
FHLMC Pool, 30 Year , 3.000%,
6/01/53 ................... 2,949,811 2,568,709
FHLMC Pool, 30 Year , 6.000%,
6/01/53 ................... 2,860,511 2,923,092
FHLMC Pool, 30 Year , 6.500%,
6/01/53 ................... 1,834,597 1,883,425
FHLMC Pool, 30 Year , 5.000%,
8/01/53 ................... 2,928,578 2,858,055
FHLMC Pool, 30 Year , 5.500%,
9/01/53 ................... 3,870,017 3,873,369
47,114,796
Federal National Mortgage Asso-
ciation (FNMA) Fixed Rate 14.3%
FNMA, 15 Year , 2.000%, 3/01/36 .. 2,050,252 1,831,270
FNMA, 15 Year , 4.000%, 8/01/37 .. 1,604,882 1,575,053
FNMA, 20 Year , 2.000%, 11/01/40 . 1,577,099 1,334,244
FNMA, 20 Year , 2.000%, 12/01/40 . 3,715,961 3,144,528
FNMA, 20 Year , 2.500%, 12/01/40 . 2,230,343 1,945,299
FNMA, 20 Year , 3.000%, 1/01/42 .. 2,305,909 2,069,751
FNMA, 30 Year , 4.000%, 2/01/41 .. 1,250,358 1,169,507
FNMA, 30 Year , 4.000%, 1/01/42 .. 1,196,872 1,134,528
FNMA, 30 Year , 3.500%, 7/01/43 .. 3,213,632 2,958,858
FNMA, 30 Year , 3.000%, 11/01/46 . 2,502,212 2,206,021
FNMA, 30 Year , 3.500%, 9/01/49 .. 4,079,181 3,708,324
FNMA, 30 Year , 4.000%, 9/01/49 .. 2,278,364 2,127,738
FNMA, 30 Year , 3.500%, 1/01/50 .. 2,374,546 2,166,752
FNMA, 30 Year , 2.500%, 3/01/50 .. 1,506,768 1,257,920
FNMA, 30 Year , 2.500%, 8/01/50 .. 1,606,428 1,357,119
FNMA, 30 Year , 2.500%, 9/01/50 .. 5,417,429 4,515,191
FNMA, 30 Year , 2.000%, 10/01/50 . 2,964,355 2,348,297
FNMA, 30 Year , 1.500%, 11/01/50 . 2,209,813 1,677,262
a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed
Securities
(continued)
Federal National Mortgage
Association (FNMA) Fixed Rate
(continued)
FNMA, 30 Year , 2.500%, 11/01/50 . 1,649,680 $ 1,376,189
FNMA, 30 Year , 2.000%, 12/01/50 . 1,470,496 1,182,102
FNMA, 30 Year , 2.500%, 12/01/50 . 3,379,607 2,825,651
FNMA, 30 Year , 2.500%, 1/01/51 .. 1,507,468 1,254,419
FNMA, 30 Year , 2.500%, 5/01/51 .. 1,503,089 1,249,833
FNMA, 30 Year , 2.500%, 7/01/51 .. 7,533,358 6,267,612
FNMA, 30 Year , 2.000%, 9/01/51 .. 2,676,591 2,126,887
FNMA, 30 Year , 2.000%, 10/01/51 . 2,539,010 2,028,987
FNMA, 30 Year , 2.500%, 10/01/51 . 2,440,220 2,025,020
FNMA, 30 Year , 2.500%, 11/01/51 . 2,721,524 2,257,467
FNMA, 30 Year , 3.500%, 1/01/52 .. 2,320,622 2,081,052
FNMA, 30 Year , 2.500%, 2/01/52 .. 3,394,347 2,813,709
FNMA, 30 Year , 3.000%, 2/01/52 .. 2,630,073 2,266,060
FNMA, 30 Year , 3.500%, 4/01/52 .. 6,168,120 5,526,057
FNMA, 30 Year , 3.500%, 6/01/52 .. 3,576,258 3,216,790
FNMA, 30 Year , 3.500%, 7/01/52 .. 3,569,823 3,225,319
FNMA, 30 Year , 4.000%, 7/01/52 .. 7,069,237 6,566,314
FNMA, 30 Year , 4.500%, 7/01/52 .. 2,794,079 2,662,667
FNMA, 30 Year , 4.500%, 8/01/52 .. 2,888,928 2,776,622
FNMA, 30 Year , 5.000%, 9/01/52 .. 2,898,438 2,830,935
FNMA, 30 Year , 4.500%, 10/01/52 . 2,688,835 2,577,032
FNMA, 30 Year , 6.000%, 11/01/52 . 2,665,048 2,696,878
FNMA, 30 Year , 5.000%, 12/01/52 . 2,882,129 2,813,001
FNMA, 30 Year , 4.500%, 1/01/53 .. 2,842,209 2,707,548
FNMA, 30 Year , 6.000%, 2/01/53 .. 2,699,105 2,750,017
FNMA, 30 Year , 5.000%, 3/01/53 .. 1,783,880 1,754,963
FNMA, 30 Year , 3.500%, 4/01/53 .. 2,942,794 2,644,820
FNMA, 30 Year , 5.500%, 5/01/53 .. 9,356,421 9,363,184
FNMA, 30 Year , 5.500%, 8/01/53 .. 2,857,835 2,861,056
125,255,853
Government National Mortgage
Association (GNMA) Fixed Rate
1.7%
GNMA I , 3.020%, 9/15/41 ....... 1,563,008 1,401,594
GNMA II, Single-family, 30 Year ,
2.500%, 7/20/52 ............. 1,739,005 1,481,670
GNMA II, Single-family, 30 Year ,
2.500%, 8/20/52 ............. 5,325,386 4,539,544
GNMA II, Single-family, 30 Year ,
2.500%, 4/20/53 ............. 3,740,878 3,190,628
GNMA II, Single-family, 30 Year ,
3.000%, 6/20/53 ............. 5,118,272 4,527,170
15,140,606
Total Mortgage-Backed Securities
(Cost $ 204,223,597 ) ...............
187,511,255
Municipal Bonds 1.1%
California 0.5%
California Health Facilities Financing
Authority , State of California
Personal Income Tax , Revenue ,
2022 , 4.190%, 6/01/37 ........ 1,750,000 1,628,796

Schedule of Investments (unaudited)
Impax Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Municipal Bonds
(continued)
California (continued)
State of California , GO , 7.550%,
4/01/39 ................... 2,000,000 $ 2,453,367
4,082,163
Massachusetts 0.4%
Commonwealth of Massachusetts ,
COVID-19 Recovery Assessment ,
Revenue , 2022 A , 3.881%,
1/15/31 ................... 2,000,000 1,932,469
University of Massachusetts
Building Authority , Revenue , 2010-
2 , 5.450%, 11/01/40 .......... 1,225,000 1,245,746
3,178,215
Oregon 0.2%
State of Oregon , GO , 2022 B ,
4.721%, 5/01/42 ............. 2,000,000 1,913,600
Total Municipal Bonds
(Cost $ 10,014,684 ) ................
9,173,978
Residential Mortgage-
Backed Securities 3.0%
Financials 3.0%
d
Angel Oak Mortgage Trust ,
2022-2 , A1 , 144A, FRN , 3.353%,
1/25/67 ................... 1,586,515 1,460,812
2022-5 , A1 , 144A, 4.500%,
5/25/67 ................... 1,670,523 1,627,314
d
Connecticut Avenue Securities
Trust ,
2021-R01 , 1B1 , 144A, FRN ,
8.420%, ( 30-day SOFR Average +
3.100% ), 10/25/41 ........... 1,000,000 1,030,326
2021-R01 , 1M2 , 144A, FRN ,
6.870%, ( 30-day SOFR Average +
1.550% ), 10/25/41 ........... 645,000 648,035
2022-R08 , 1M1 , 144A, FRN ,
7.870%, ( 30-day SOFR Average +
2.550% ), 7/25/42 ............ 1,724,534 1,771,149
2023-R01 , 1M1 , 144A, FRN ,
7.721%, ( 30-day SOFR Average +
2.400% ), 12/25/42 ........... 1,285,905 1,321,301
2023-R06 , 1M1 , 144A, FRN ,
7.020%, ( 30-day SOFR Average +
1.700% ), 7/25/43 ............ 1,265,220 1,276,950
d
FARM Mortgage Trust , 2024-1 , A ,
144A, FRN , 1.000%, 10/01/53 .. 2,000,000 1,893,062
d
FHLMC STACR REMIC Trust ,
2020-HQA2 , M2 , 144A, FRN ,
8.535%, ( 30-day SOFR Average +
3.214% ), 3/25/50 ............ 943,292 977,466
2021-DNA5 , M2 , 144A, FRN ,
6.970%, ( 30-day SOFR Average +
1.650% ), 1/25/34 ............ 291,971 293,112
a a
Shares/
Principal
a
Value
a a a a
Residential Mortgage-
Backed Securities
(continued)
Financials (continued)
d
FHLMC STACR REMIC Trust,
(continued)
2022-DNA1 , M1B , 144A, FRN ,
7.170%, ( 30-day SOFR Average +
1.850% ), 1/25/42 ............ 1,100,000 $ 1,107,361
d
Flagstar Mortgage Trust ,
2021-5INV , A5 , 144A, FRN ,
2.500%, 7/25/51 ............. 696,288 611,128
2021-6INV , A6 , 144A, FRN ,
2.500%, 8/25/51 ............. 1,421,623 1,242,831
d
FNMA Connecticut Avenue
Securities , 2021-R02 , 2M2 , 144A,
FRN , 7.320%, ( 30-day SOFR
Average + 2.000% ), 11/25/41 ... 1,500,000 1,510,268
d
Mello Mortgage Capital Acceptance ,
2021-INV1 , A4 , 144A, FRN ,
2.500%, 6/25/51 ............. 744,565 650,570
d
New Residential Mortgage Loan
Trust ,
2019-2A , A1 , 144A, FRN , 4.250%,
12/25/57 .................. 743,292 714,805
2019-4A , A1B , 144A, FRN ,
3.500%, 12/25/58 ............ 324,857 299,650
2019-5A , A1B , 144A, FRN ,
3.500%, 8/25/59 ............. 427,791 397,974
2019-RPL3 , A1 , 144A, FRN ,
2.750%, 7/25/59 ............. 923,498 870,953
d
Sequoia Mortgage Trust ,
2018-CH1 , A19 , 144A, FRN ,
4.000%, 3/25/48 ............. 58,388 53,872
2021-4 , A4 , 144A, FRN , 2.500%,
6/25/51 ................... 1,530,806 1,336,228
2024-2 , A19 , 144A, FRN , 6.000%,
12/25/53 .................. 1,966,100 1,951,399
2024-3 , A19 , 144A, FRN , 6.000%,
4/25/54 ................... 2,000,000 1,976,304
d
Towd Point Mortgage Trust , 2023-1 ,
A1 , 144A, 3.750%, 1/25/63 ..... 1,074,696 1,015,641
26,038,511
a a a a a
Total Residential Mortgage-Backed
Securities
(Cost $ 26,884,436 ) ................
26,038,511
Supranational 9.5%
Council of Europe Development
Bank , 3.000%, 6/16/25 ........ 1,000,000 975,359
European Bank for Reconstruction
& Development ,
1.625%, 9/27/24 ............. 3,000,000 2,944,596
0.500%, 11/25/25 ............ 3,000,000 2,797,401
4.250%, 3/13/34 ............. 1,000,000 990,929
European Investment Bank ,
2.750%, 8/15/25 ............. 2,000,000 1,943,634
1.375%, 3/15/27 ............. 2,000,000 1,829,593
3.875%, 3/15/28 ............. 1,000,000 981,005

Schedule of Investments (unaudited)
Impax Core Bond Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Supranational
(continued)
European Investment Bank,
(continued)
1.750%, 3/15/29 ............. 800,000 $ 709,087
0.750%, 9/23/30 ............. 1,000,000 802,772
3.750%, 2/14/33 ............. 3,000,000 2,879,257
Inter-American Development Bank ,
0.340%, 10/15/24 ............ 4,000,000 3,892,195
1.750%, 3/14/25 ............. 3,000,000 2,906,706
0.625%, 7/15/25 ............. 3,000,000 2,841,344
0.875%, 4/20/26 ............. 2,000,000 1,852,235
1.500%, 1/13/27 ............. 2,000,000 1,843,392
0.625%, 9/16/27 ............. 600,000 526,626
3.500%, 9/14/29 ............. 4,500,000 4,317,234
1.125%, 1/13/31 ............. 3,250,000 2,643,445
3.500%, 4/12/33 ............. 2,000,000 1,870,999
Inter-American Investment Corp. ,
2.625%, 4/22/25 ............. 1,000,000 972,972
International Bank for
Reconstruction & Development ,
1.625%, 1/15/25 ............. 8,000,000 7,780,010
0.625%, 4/22/25 ............. 5,000,000 4,779,735
0.500%, 10/28/25 ............ 500,000 467,774
3.125%, 6/15/27 ............. 2,000,000 1,920,386
0.750%, 11/24/27 ............ 1,000,000 876,383
Zero Cpn., 3/31/28 ........... 4,500,000 4,174,987
1.375%, 4/20/28 ............. 1,500,000 1,333,245
4.625%, 8/01/28 ............. 550,000 555,946
3.875%, 2/14/30 ............. 1,000,000 975,600
4.000%, 7/25/30 ............. 3,000,000 2,944,389
4.000%, 1/10/31 ............. 1,000,000 978,337
1.625%, 11/03/31 ............ 1,500,000 1,239,246
2.750%, 5/31/36 ............. 2,000,000 1,620,732
FRN , 5.718%, ( SOFR Index +
0.370% ), 2/11/31 ............ 2,000,000 1,986,732
d
International Development
Association , 144A, 0.375%,
9/23/25 ................... 3,200,000 2,995,993
International Finance Corp. ,
0.375%, 7/16/25 ............. 1,000,000 943,666
0.750%, 10/08/26 ............ 2,250,000 2,048,626
4.375%, 1/15/27 ............. 1,000,000 996,304
Nordic Investment Bank ,
0.375%, 9/20/24 ............. 1,500,000 1,465,933
0.375%, 9/11/25 ............. 3,000,000 2,813,194
Total Supranational
(Cost $ 88,209,261 ) ................
83,417,999
Total Long Term Investments
(Cost $ 886,140,301 ) ...............
843,106,320
a
a
Certificates of Deposit 0 .1%
c
Walden Mutual Bank , 4.935%,
11/13/24 .................. 500,000 498,796
(Cost $500,000)
a a
Shares/
Principal
a
Value
a a a a a
Money Market 3.7%
e,f
JPMorgan Prime Money Market
Fund , 5.490% .............. 32,599,943 $ 32,599,943
(Cost $32,599,943)
a
Total Investments 100 .1%
(Cost $ 919,240,244 ) ..............
$876,205,059
Other Assets, less Liabilities ( 0 .1 ) %
(560,399)
Net Assets 100.0% ................
$875,644,660
a
Rounds to less than 0.05%.
b
Security valued using significant unobservable inputs.
c
Illiquid security.
d
Security purchased pursuant to Rule 144A of the Securities Act of
1933 and may be resold only to qualified institutional buyers.
e
Rate shown represents annualized 7-day yield as of March 31, 2024.
f
Institutional Class shares.
LP Limited Partnership
PIK Payment In Kind
SOFR Secured Overnight Financing Rate

Schedule of Investments (unaudited), March 31, 2024
Impax High Yield Bond Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 0.3%
Healthcare 0.3%
a
Avantor, Inc. ................. 60,790 $ 1,554,401
(Cost $1,000,378)
BONDS: 96.2%
Community Investment
Notes 0 .1%
Financial Services 0.1%
b ,c
CEI Investments LLC , FRN ,
4.000%, 9/30/24 ............. 531,476 531,476
c
Envest Microfinance Cooperative ,
b
5.460%, 10/24/24 ........... 150,000 150,000
4.000%, 4/20/26 ............ 250,000 240,670
922,146
Total Community Investment Notes
(Cost $ 931,476 ) ..................
922,146
Corporate Bonds 92 .0%
Automotive 6.0%
d
Allison Transmission, Inc. ,
144A, 4.750%, 10/01/27 ...... 1,200,000 1,155,727
144A, 5.875%, 6/01/29 ....... 1,925,000 1,907,710
144A, 3.750%, 1/30/31 ....... 2,475,000 2,161,804
Dana, Inc. , 4.500%, 2/15/32 .....
5,000,000 4,325,463
Ford Motor Co. , 3.250%, 2/12/32 ..
3,850,000 3,204,618
Ford Motor Credit Co. LLC ,
3.664%, 9/08/24 ............ 3,000,000 2,969,651
5.125%, 6/16/25 ............ 3,750,000 3,717,526
d
Gates Global LLC / Gates Corp. ,
144A, 6.250%, 1/15/26 ........ 3,075,000 3,070,041
d
IHO Verwaltungs GmbH , 144A, PIK,
6.375%, 5/15/29 ............. 3,750,000 3,772,118
d
Phinia, Inc. , 144A, 6.750%, 4/15/29 3,000,000 3,032,679
d
ZF North America Capital, Inc. ,
144A, 6.875%, 4/14/28 ....... 1,575,000 1,635,126
144A, 7.125%, 4/14/30 ....... 1,800,000 1,898,347
32,850,810
Banking 0.6%
PNC Financial Services Group,
Inc. (The) , V , Junior Sub. Bond ,
6.2% to 9/14/27, FRN thereafter ,
Perpetual .................. 3,250,000 3,249,663
Basic Industry 8.2%
d
Advanced Drainage Systems, Inc. ,
144A, 5.000%, 9/30/27 ....... 1,600,000 1,553,565
144A, 6.375%, 6/15/30 ....... 2,450,000 2,464,957
d
Alcoa Nederland Holding BV , 144A,
7.125%, 3/15/31 ............. 2,000,000 2,039,808
ATI, Inc. ,
7.250%, 8/15/30 ............ 2,000,000 2,069,496
5.125%, 10/01/31 ........... 1,800,000 1,669,425
d
Avient Corp. , 144A, 7.125%,
8/01/30 ................... 2,060,000 2,114,091
a a
Shares/
Principal
a
Value
a a a a
Basic Industry (continued)
d
CVR Partners LP / CVR Nitrogen
Finance Corp. , 144A, 6.125%,
6/15/28 ................... 3,800,000 $ 3,655,752
d
Dycom Industries, Inc. , 144A,
4.500%, 4/15/29 ............. 1,450,000 1,356,904
d
Interface, Inc. , 144A, 5.500%,
12/01/28 .................. 5,455,000 5,204,963
d
Knife River Corp. , 144A, 7.750%,
5/01/31 ................... 2,250,000 2,357,791
MDC Holdings, Inc. ,
3.850%, 1/15/30 ............ 2,000,000 1,856,916
6.000%, 1/15/43 ............ 2,500,000 2,542,867
Mercer International, Inc. ,
5.500%, 1/15/26 ............ 1,075,000 1,048,952
5.125%, 2/01/29 ............ 1,825,000 1,606,260
d
144A, 12.875%, 10/01/28 ..... 1,800,000 1,968,766
d
Novelis Corp. , 144A, 4.750%,
1/30/30 ................... 2,300,000 2,123,953
d
Olympus Water US Holding Corp. ,
144A, 4.250%, 10/01/28 ...... 1,975,000 1,794,018
144A, 9.750%, 11/15/28 ...... 1,000,000 1,066,467
Shea Homes LP / Shea Homes
Funding Corp. , 4.750%, 2/15/28 . 2,100,000 1,999,413
d
Standard Industries, Inc. ,
144A, 5.000%, 2/15/27 ....... 2,700,000 2,621,245
144A, 4.375%, 7/15/30 ....... 1,875,000 1,686,075
44,801,684
Capital Goods 7.5%
d
ARD Finance SA , 144A, PIK,
6.500%, 6/30/27 ............. 2,175,000 730,121
d
Ardagh Packaging Finance plc /
Ardagh Holdings USA, Inc. , 144A,
5.250%, 8/15/27 ............. 2,525,000 1,593,464
d
ATS Corp. , 144A, 4.125%, 12/15/28 3,150,000 2,890,703
Ball Corp. ,
6.875%, 3/15/28 ............ 1,100,000 1,130,055
6.000%, 6/15/29 ............ 1,800,000 1,819,350
d
Chart Industries, Inc. , 144A,
7.500%, 1/01/30 ............. 2,000,000 2,079,392
d
EMRLD Borrower LP / Emerald
Co-Issuer, Inc. , 144A, 6.625%,
12/15/30 .................. 2,500,000 2,527,107
d
EnerSys , 144A, 6.625%, 1/15/32 .. 3,000,000 3,025,527
d
Esab Corp. , 144A, 6.250%, 4/15/29 3,000,000 3,017,799
d
GrafTech Finance, Inc. , 144A,
4.625%, 12/15/28 ............ 2,850,000 1,835,830
d
GrafTech Global Enterprises, Inc. ,
144A, 9.875%, 12/15/28 ....... 1,000,000 743,548
d
Graphic Packaging International
LLC , 144A, 3.750%, 2/01/30 ... 5,400,000 4,808,159
Howmet Aerospace, Inc. ,
5.900%, 2/01/27 ............ 1,075,000 1,091,429
6.750%, 1/15/28 ............ 2,025,000 2,118,207
d
Owens-Brockway Glass Container,
Inc. ,
144A, 6.625%, 5/13/27 ....... 1,875,000 1,877,606
144A, 7.250%, 5/15/31 ....... 1,667,000 1,699,927

Schedule of Investments (unaudited)
Impax High Yield Bond Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Capital Goods (continued)
d
Regal Rexnord Corp. ,
144A, 6.050%, 4/15/28 ....... 1,550,000 $ 1,572,577
144A, 6.400%, 4/15/33 ....... 3,450,000 3,581,538
d
Terex Corp. , 144A, 5.000%, 5/15/29 3,150,000 2,976,948
41,119,287
Consumer Goods 5.6%
d
BellRing Brands, Inc. , 144A,
7.000%, 3/15/30 ............. 3,000,000 3,093,696
d
Darling Ingredients, Inc. , 144A,
6.000%, 6/15/30 ............. 5,800,000 5,752,343
d
Lamb Weston Holdings, Inc. ,
144A, 4.125%, 1/31/30 ....... 2,100,000 1,916,749
144A, 4.375%, 1/31/32 ....... 2,100,000 1,884,932
d
Land O' Lakes, Inc. , Junior Sub.
Bond , 144A, 7.000%, Perpetual . 1,685,000 1,289,025
Newell Brands, Inc. ,
4.875%, 6/01/25 ............ 1,200,000 1,183,005
6.375%, 9/15/27 ............ 2,275,000 2,244,340
d
Performance Food Group, Inc. ,
144A, 5.500%, 10/15/27 ....... 2,150,000 2,112,367
d
Post Holdings, Inc. ,
144A, 5.500%, 12/15/29 ...... 2,500,000 2,417,979
144A, 4.500%, 9/15/31 ....... 2,000,000 1,801,004
144A, 6.250%, 2/15/32 ....... 2,000,000 2,017,076
d
United Natural Foods, Inc. , 144A,
6.750%, 10/15/28 ............ 6,000,000 4,990,886
30,703,402
Financial Services 2.4%
Ally Financial, Inc. ,
Sub. Bond , 5.750%, 11/20/25 .. 3,000,000 2,979,776
Sub. Bond , 6.700%, 2/14/33 ... 2,000,000 2,022,522
Block, Inc. ,
2.750%, 6/01/26 ............ 1,075,000 1,012,079
3.500%, 6/01/31 ............ 1,500,000 1,306,852
OneMain Finance Corp. ,
6.875%, 3/15/25 ............ 1,000,000 1,011,165
3.500%, 1/15/27 ............ 1,450,000 1,347,507
6.625%, 1/15/28 ............ 1,125,000 1,129,452
d
PennyMac Financial Services, Inc. ,
144A, 4.250%, 2/15/29 ....... 1,075,000 983,727
144A, 5.750%, 9/15/31 ....... 1,475,000 1,369,665
13,162,745
Healthcare 7.9%
d
AdaptHealth LLC ,
144A, 6.125%, 8/01/28 ....... 2,075,000 1,950,790
144A, 4.625%, 8/01/29 ....... 2,000,000 1,722,841
d
Avantor Funding, Inc. ,
144A, 4.625%, 7/15/28 ....... 5,600,000 5,313,051
144A, 3.875%, 11/01/29 ...... 2,100,000 1,895,249
Centene Corp. ,
4.250%, 12/15/27 ........... 1,075,000 1,025,797
4.625%, 12/15/29 ........... 1,000,000 950,094
d
Cheplapharm Arzneimittel GmbH ,
144A, 5.500%, 1/15/28 ........ 2,525,000 2,408,526
a a
Shares/
Principal
a
Value
a a a a
Healthcare (continued)
Encompass Health Corp. , 4.750%,
2/01/30 ................... 2,875,000 $ 2,695,694
d
Fortrea Holdings, Inc. , 144A,
7.500%, 7/01/30 ............. 1,000,000 1,033,534
HCA, Inc. , 7.500%, 11/06/33 .....
2,000,000 2,239,005
d
HealthEquity, Inc. , 144A, 4.500%,
10/01/29 .................. 3,000,000 2,771,663
d
IQVIA, Inc. , 144A, 5.000%, 5/15/27 2,750,000 2,687,329
d
Medline Borrower LP , 144A,
5.250%, 10/01/29 ............ 1,975,000 1,868,219
d
Neogen Food Safety Corp. , 144A,
8.625%, 7/20/30 ............. 2,650,000 2,857,357
d
Prestige Brands, Inc. , 144A,
5.125%, 1/15/28 ............. 2,175,000 2,119,501
Tenet Healthcare Corp. ,
5.125%, 11/01/27 ........... 3,600,000 3,523,978
6.125%, 10/01/28 ........... 1,825,000 1,819,983
6.125%, 6/15/30 ............ 3,925,000 3,920,902
42,803,513
Insurance 3.7%
d
Alliant Holdings Intermediate LLC /
Alliant Holdings Co-Issuer , 144A,
7.000%, 1/15/31 ............. 4,000,000 4,043,096
d
Howden UK Refinance plc / Howden
UK Refinance 2 plc / Howden US
Refinance LLC , 144A, 7.250%,
2/15/31 ................... 2,750,000 2,763,233
d
HUB International Ltd. ,
144A, 7.250%, 6/15/30 ....... 2,900,000 2,982,380
144A, 7.375%, 1/31/32 ....... 2,000,000 2,014,718
d
Liberty Mutual Group, Inc. , 144A,
4.125% to 12/14/26, FRN
thereafter , 12/15/51 .......... 6,000,000 5,431,001
d
NFP Corp. , 144A, 7.500%, 10/01/30 2,500,000 2,635,902
19,870,330
Leisure 2.3%
d
Hilton Domestic Operating Co., Inc. ,
144A, 6.125%, 4/01/32 ........ 3,000,000 3,014,682
d
Lindblad Expeditions Holdings, Inc. ,
144A, 9.000%, 5/15/28 ........ 1,825,000 1,931,334
d
Lindblad Expeditions LLC , 144A,
6.750%, 2/15/27 ............. 1,000,000 1,008,530
d
Park Intermediate Holdings LLC /
PK Domestic Property LLC / PK
Finance Co-Issuer , 144A, 4.875%,
5/15/29 ................... 3,600,000 3,350,527
d
Viking Ocean Cruises Ship VII Ltd. ,
144A, 5.625%, 2/15/29 ........ 3,150,000 3,068,306
12,373,379
Media 10.8%
d
AMC Networks, Inc. , 144A,
10.250%, 1/15/29 ............ 2,000,000 2,015,770
d
Cars.com, Inc. , 144A, 6.375%,
11/01/28 .................. 3,750,000 3,649,904

Schedule of Investments (unaudited)
Impax High Yield Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Media (continued)
CCO Holdings LLC / CCO Holdings
Capital Corp. ,
4.500%, 5/01/32 ............ 2,000,000 $ 1,608,498
d
144A, 5.125%, 5/01/27 ....... 1,075,000 1,024,934
d
144A, 5.375%, 6/01/29 ....... 3,275,000 3,000,417
d
144A, 4.750%, 3/01/30 ....... 8,375,000 7,196,350
d
144A, 7.375%, 3/01/31 ....... 2,000,000 1,962,616
Cimpress plc , 7.000%, 6/15/26 ...
1,925,000 1,928,272
d
Clear Channel Outdoor Holdings,
Inc. ,
144A, 5.125%, 8/15/27 ....... 3,000,000 2,830,141
144A, 7.750%, 4/15/28 ....... 1,425,000 1,249,169
d
CSC Holdings LLC ,
144A, 5.500%, 4/15/27 ....... 1,500,000 1,343,540
144A, 11.750%, 1/31/29 ...... 1,000,000 1,002,185
144A, 6.500%, 2/01/29 ....... 800,000 678,525
144A, 5.750%, 1/15/30 ....... 1,725,000 914,540
144A, 4.125%, 12/01/30 ...... 2,025,000 1,449,576
d
Directv Financing LLC / Directv
Financing Co-Obligor, Inc. , 144A,
5.875%, 8/15/27 ............. 4,500,000 4,259,975
d
Gray Television, Inc. ,
144A, 4.750%, 10/15/30 ...... 3,175,000 2,084,780
144A, 5.375%, 11/15/31 ...... 2,875,000 1,887,939
d
iHeartCommunications, Inc. ,
144A, 5.250%, 8/15/27 ....... 1,675,000 1,220,532
144A, 4.750%, 1/15/28 ....... 2,025,000 1,424,161
d
Nexstar Media, Inc. ,
144A, 5.625%, 7/15/27 ....... 3,000,000 2,880,015
144A, 4.750%, 11/01/28 ...... 3,025,000 2,759,191
d
Sirius XM Radio, Inc. ,
144A, 4.000%, 7/15/28 ....... 1,700,000 1,556,412
144A, 5.500%, 7/01/29 ....... 2,075,000 1,977,818
144A, 4.125%, 7/01/30 ....... 2,025,000 1,771,456
d
Univision Communications, Inc. ,
144A, 8.000%, 8/15/28 ....... 2,000,000 2,038,842
144A, 4.500%, 5/01/29 ....... 3,725,000 3,332,140
59,047,698
Pfd-Banking 0.9%
Bank of America Corp. , MM , Junior
Sub. Bond , 4.3% to 1/27/25, FRN
thereafter , Perpetual ......... 5,000,000 4,876,944
Real Estate 5.7%
d
Five Point Operating Co. LP /
Five Point Capital Corp. , 144A,
10.500%, 1/15/28 ............ 1,679,173 1,730,247
d
HAT Holdings I LLC / HAT Holdings
II LLC ,
144A, 6.000%, 4/15/25 ....... 1,475,000 1,470,245
144A, 3.375%, 6/15/26 ....... 3,250,000 3,064,441
144A, 8.000%, 6/15/27 ....... 2,000,000 2,087,900
d
Iron Mountain, Inc. ,
144A, 5.000%, 7/15/28 ....... 1,925,000 1,843,700
144A, 4.875%, 9/15/29 ....... 5,050,000 4,741,846
Kennedy-Wilson, Inc. ,
4.750%, 2/01/30 ............ 2,925,000 2,336,331
a a
Shares/
Principal
a
Value
a a a a
Real Estate (continued)
Kennedy-Wilson, Inc., (continued)
5.000%, 3/01/31 ............ 1,500,000 $ 1,168,798
MPT Operating Partnership LP /
MPT Finance Corp. , 5.250%,
8/01/26 ................... 1,500,000 1,374,661
d
Outfront Media Capital LLC /
Outfront Media Capital Corp. ,
144A, 4.625%, 3/15/30 ........ 2,000,000 1,795,060
d
Rithm Capital Corp. ,
144A, 6.250%, 10/15/25 ...... 2,500,000 2,481,479
144A, 8.000%, 4/01/29 ....... 2,500,000 2,428,708
d
Uniti Group LP / Uniti Group
Finance, Inc. / CSL Capital LLC ,
144A, 10.500%, 2/15/28 ...... 1,550,000 1,608,386
144A, 4.750%, 4/15/28 ....... 3,075,000 2,687,291
30,819,093
Retail 5.0%
d
Albertsons Cos., Inc. / Safeway, Inc.
/ New Albertsons LP / Albertsons
LLC ,
144A, 4.625%, 1/15/27 ....... 2,200,000 2,130,666
144A, 6.500%, 2/15/28 ....... 2,000,000 2,023,106
144A, 3.500%, 3/15/29 ....... 1,175,000 1,055,737
Bath & Body Works, Inc. ,
6.950%, 3/01/33 ............ 2,400,000 2,394,472
d
144A, 6.625%, 10/01/30 ...... 2,750,000 2,811,735
d
Crocs, Inc. ,
144A, 4.250%, 3/15/29 ....... 2,600,000 2,379,331
144A, 4.125%, 8/15/31 ....... 3,500,000 3,035,833
d
Macy's Retail Holdings LLC , 144A,
6.700%, 7/15/34 ............. 3,200,000 2,703,990
New Albertsons LP , 7.750%, 6/15/26
1,025,000 1,052,050
d
NMG Holding Co., Inc. / Neiman
Marcus Group LLC , 144A,
7.125%, 4/01/26 ............. 1,200,000 1,176,209
Safeway, Inc. , 7.250%, 2/01/31 ...
2,925,000 3,140,429
d
Victoria's Secret & Co. , 144A,
4.625%, 7/15/29 ............. 4,125,000 3,389,077
27,292,635
Services 9.1%
d
Albion Financing 1 SARL / Aggreko
Holdings, Inc. , 144A, 6.125%,
10/15/26 .................. 2,650,000 2,628,411
d
Albion Financing 2 SARL , 144A,
8.750%, 4/15/27 ............. 1,550,000 1,551,963
d
Camelot Finance SA , 144A,
4.500%, 11/01/26 ............ 2,175,000 2,098,041
d
Clean Harbors, Inc. , 144A, 6.375%,
2/01/31 ................... 2,500,000 2,521,035
d
GFL Environmental, Inc. , 144A,
4.000%, 8/01/28 ............. 2,925,000 2,699,463
d
GPD Cos., Inc. , 144A, 10.125%,
4/01/26 ................... 3,725,000 3,498,394
d
GYP Holdings III Corp. , 144A,
4.625%, 5/01/29 ............. 1,925,000 1,791,597

Schedule of Investments (unaudited)
Impax High Yield Bond Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Services (continued)
d
Hertz Corp. (The) , 144A, 5.000%,
12/01/29 .................. 4,000,000 $ 3,094,665
d
Maxim Crane Works Holdings
Capital LLC , Secured Note , 144A,
11.500%, 9/01/28 ............ 2,300,000 2,496,535
d
NESCO Holdings II, Inc. , Secured
Note , 144A, 5.500%, 4/15/29 ... 3,400,000 3,220,539
d
Prime Security Services Borrower
LLC / Prime Finance, Inc. ,
144A, 5.750%, 4/15/26 ....... 2,050,000 2,045,424
Secured Note , 144A, 6.250%,
1/15/28 ................... 2,000,000 1,960,707
d
Staples, Inc. ,
144A, 7.500%, 4/15/26 ....... 4,300,000 4,200,828
144A, 10.750%, 4/15/27 ...... 2,000,000 1,902,918
United Rentals North America, Inc. ,
5.250%, 1/15/30 ............. 3,550,000 3,465,537
d
WASH Multifamily Acquisition, Inc. ,
144A, 5.750%, 4/15/26 ........ 4,050,000 3,961,861
d
Williams Scotsman, Inc. ,
144A, 4.625%, 8/15/28 ....... 3,000,000 2,840,642
144A, 7.375%, 10/01/31 ...... 1,800,000 1,871,962
d
ZipRecruiter, Inc. , 144A, 5.000%,
1/15/30 ................... 2,000,000 1,763,320
49,613,842
Technology & Electronics 7.6%
d
Ciena Corp. , 144A, 4.000%, 1/31/30 2,300,000 2,058,693
d
Coherent Corp. , 144A, 5.000%,
12/15/29 .................. 3,300,000 3,111,535
Crowdstrike Holdings, Inc. , 3.000%,
2/15/29 ................... 2,000,000 1,775,935
d
Entegris, Inc. , 144A, 5.950%,
6/15/30 ................... 2,125,000 2,101,885
d
Gen Digital, Inc. , 144A, 6.750%,
9/30/27 ................... 2,000,000 2,030,540
d
Imola Merger Corp. , 144A, 4.750%,
5/15/29 ................... 3,625,000 3,402,192
d
NCR Voyix Corp. , 144A, 5.125%,
4/15/29 ................... 5,675,000 5,269,850
Nokia OYJ , 6.625%, 5/15/39 .....
3,025,000 2,950,753
d
Open Text Corp. , 144A, 3.875%,
12/01/29 .................. 3,375,000 3,010,534
d
PTC, Inc. , 144A, 4.000%, 2/15/28 . 2,525,000 2,361,882
d
Sensata Technologies BV , 144A,
5.875%, 9/01/30 ............. 4,525,000 4,431,472
d
VM Consolidated, Inc. , 144A,
5.500%, 4/15/29 ............. 4,725,000 4,536,807
d
ZoomInfo Technologies LLC /
ZoomInfo Finance Corp. , 144A,
3.875%, 2/01/29 ............. 5,019,000 4,523,343
41,565,421
Telecommunications 5.0%
d
Altice Financing SA , 144A, 5.750%,
8/15/29 ................... 2,000,000 1,604,443
d
Cogent Communications Group,
Inc. , 144A, 7.000%, 6/15/27 .... 3,379,000 3,367,017
a a
Shares/
Principal
a
Value
a a a a
Telecommunications (continued)
Digicel Intermediate Holdings Ltd.
/ Digicel International Finance
Ltd. / DIFL US LLC , PIK, 9.000%,
5/25/27 ................... 1,000,335 $ 981,734
c ,d
Digicel Ltd. , 144A, 6.750%, 3/01/23 900,000 22,613
d
Frontier Communications Holdings
LLC ,
144A, 5.000%, 5/01/28 ....... 2,725,000 2,531,355
144A, 8.750%, 5/15/30 ....... 3,000,000 3,072,323
c ,d
Ligado Networks LLC , 144A, FRN ,
15.500%, 11/01/23 ........... 3,034,777 462,803
d
Lumen Technologies, Inc. , 144A,
4.000%, 2/15/27 ............. 900,000 558,531
d
Sable International Finance Ltd. ,
144A, 5.750%, 9/07/27 ........ 3,564,000 3,441,773
Sprint Capital Corp. ,
6.875%, 11/15/28 ........... 1,000,000 1,066,432
8.750%, 3/15/32 ............ 1,950,000 2,365,851
Sprint LLC , 7.125%, 6/15/24 .....
1,000,000 1,002,338
Telecom Italia Capital SA , 7.200%,
7/18/36 ................... 1,625,000 1,587,317
d
Virgin Media Secured Finance plc ,
144A, 5.500%, 5/15/29 ........ 2,575,000 2,382,718
d
Vmed O2 UK Financing I plc , 144A,
4.750%, 7/15/31 ............. 1,000,000 862,859
d
VZ Secured Financing BV , 144A,
5.000%, 1/15/32 ............. 1,975,000 1,697,657
27,007,764
Transportation 0.6%
BNSF Funding Trust I , 6.613% to
1/14/26, FRN thereafter , 12/15/55 3,325,000 3,314,862
Utility 3.1%
d
Clearway Energy Operating LLC ,
144A, 4.750%, 3/15/28 ....... 2,175,000 2,069,040
144A, 3.750%, 2/15/31 ....... 1,925,000 1,654,124
144A, 3.750%, 1/15/32 ....... 1,150,000 967,786
d
Leeward Renewable Energy
Operations LLC , 144A, 4.250%,
7/01/29 ................... 4,500,000 3,865,677
d
Pattern Energy Operations LP /
Pattern Energy Operations, Inc. ,
144A, 4.500%, 8/15/28 ........ 3,150,000 2,939,266
d
Sunnova Energy Corp. , 144A,
5.875%, 9/01/26 ............. 2,900,000 2,260,566
d
TerraForm Power Operating LLC ,
144A, 5.000%, 1/31/28 ....... 1,525,000 1,453,574
144A, 4.750%, 1/15/30 ....... 2,025,000 1,857,846
17,067,879
Total Corporate Bonds
(Cost $ 526,407,711 ) ...............
501,540,951

Schedule of Investments (unaudited)
Impax High Yield Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Loans 4.1%
Basic Industry 0.6%
e
LBM Acquisition LLC , Class
First Lien, Initial CME Term
Loan , 9.176% ( 1-month SOFR
+ 3.750% ), 12/17/27 .......... 3,356,809 $ 3,354,727
Consumer Goods 0.4%
e
Osmosis Buyer Ltd. , Class 2022
Refinancing CME Term Loan,
B , 9.072% ( 1-month SOFR +
3.750% ), 7/31/28 ............ 1,965,000 1,970,738
Healthcare 1.1%
e
Medline Borrower LP , Class Initial
Dollar CME Term Loan , 8.441%
( 1-month SOFR + 3.000% ),
10/23/28 .................. 4,078,574 4,092,013
e
Star Parent, Inc. , Class CME Term
Loan , 9.309% ( 3-month SOFR +
4.000% ), 9/27/30 ............ 2,000,000 1,990,130
6,082,143
a a a a a
Media 0.4%
e
Cimpress plc , Class CME Term
Loan, B1 , 8.945% ( 1-month SOFR
+ 3.500% ), 5/17/28 .......... 1,994,872 1,996,747
Technology & Electronics 1.0%
e
Diebold Nixdorf, Inc. , Class CME
Term Loan , 12.820% ( 1-month
SOFR + 7.500% ), 8/11/28 ..... 1,582,778 1,657,169
e
McAfee Corp. , Class CME Term
Loan, B1 , 9.176% ( 1-month SOFR
+ 3.750% ), 3/01/29 .......... 3,714,299 3,716,119
5,373,288
a a a a a
Telecommunications 0.2%
e
Digicel International Finance Ltd. ,
Class First Lien, Initial Term Loan,
B , 10.750% ( 3-month USD LIBOR
+ 2.250% ), 5/28/24 .......... 969,000 936,902
Transportation 0.4%
e
SkyMiles IP Ltd. (Delta Air Lines,
Inc.) , Class Initial CME Term
Loan , 9.068% ( 3-month SOFR +
3.750% ), 10/20/27 ........... 2,250,000 2,323,361
Total Loans
(Cost $ 21,703,387 ) ................
22,037,906
Total Long Term Investments
(Cost $ 550,042,952 ) ...............
526,055,404
a
a
Certificates of Deposit 0 .2%
c
Shared Interest, Inc. , 0.550%,
9/30/24 ................... 500,000 500,000
a a
Shares/
Principal
a
Value
a a a a a
Certificates of Deposit (continued)
c
Walden Mutual Bank , 4.935%,
11/13/24 .................. 500,000 $ 498,796
Total Certificates of Deposit
(Cost $ 1,000,000 ) .................
998,796
Money Market 4.1%
f,g
JPMorgan Prime Money Market
Fund , 5.490% .............. 22,283,081 22,283,081
(Cost $22,283,081)
a
Total Investments 100 .8%
(Cost $ 573,326,033 ) ..............
$549,337,281
Other Assets, less Liabilities ( 0 .8 ) %
(4,258,211)
Net Assets 100.0% ................
$545,079,070
a
Non-income producing security.
b
Security valued using significant unobservable inputs.
c
Illiquid security.
d
Security purchased pursuant to Rule 144A of the Securities Act of
1933 and may be resold only to qualified institutional buyers.
e
Rate shown reflects the accrual rate as of March 31, 2024 on securities with variable or step rates.
f
Rate shown represents annualized 7-day yield as of March 31, 2024.
g
Institutional Class shares.
CME Chicago Mercantile Exchange
LIBOR London Interbank Offer Rate
LP Limited Partnership
PIK Payment In Kind
SOFR Secured Overnight Financing Rate

Schedule of Investments (unaudited), March 31, 2024
Impax Sustainable Allocation Fund
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Affiliated Investment
Companies 97.8%
a
Impax Core Bond Fund , Class
Institutional ................ 90,643,942 $ 793,134,495
a
Impax Ellevate Global Women's
Leadership Fund , Class
Institutional ................ 1,795,750 59,942,124
a
Impax Global Environmental
Markets Fund , Class Institutional 2,656,703 64,478,175
a
Impax Global Opportunities Fund ,
Class Institutional ............ 4,095,396 68,556,935
a
Impax Global Sustainable
Infrastructure Fund , Class
Institutional ................ 6,401,468 60,301,830
a
Impax High Yield Bond Fund , Class
Institutional ................ 17,439,595 104,114,382
a
Impax International Sustainable
Economy Fund , Class Institutional 10,197,456 107,175,266
a
Impax Large Cap Fund , Class
Institutional ................ 65,872,131 961,733,119
a,b
Impax Small Cap Fund , Class
Institutional ................ 5,394,171 92,779,734
2,312,216,060
Total Affiliated Investment Companies
(Cost $ 1,975,455,090 ) .............
2,312,216,060
Money Market 1.8%
a,c
JPMorgan Prime Money Market
Fund , 5.490% .............. 41,764,226 41,764,226
(Cost $41,764,226)
a
Total Investments 99 .6%
(Cost $ 2,017,219,316 ) .............
$2,353,980,286
Other Assets, less Liabilities 0 .4% ..
8,592,536
Net Assets 100.0% ................
$2,362,572,822
a
Institutional Class shares.
b
Non-income producing security.
c
Rate shown represents annualized 7-day yield as of March 31, 2024.

Notes to Schedule of Investments (unaudited)
March 31, 2024

Quarterly Schedule of Investments
Impax Funds Series Trust I and Impax Fund Series Trust III
Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the
NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.
U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or
NAV determined earlier that day.
For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.
Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”) (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s
NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The
Boards have designated the Adviser, through its Best Execution and Valuation Committee, to manage and implement the day-to-day valuation of the Funds' portfolio investments, in accordance with policies and procedures approved by the Boards.
In addition, pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser, through its Best Execution and
Valuation Committee, as the "valuation designee" to make fair value determinations for all of the Funds' investments for which market quotations are not readily available.
The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters).
The Funds may determine the fair value of investments based on information provided by pricing services and other third-
party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At March 31, 2024, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held two securities fair valued at $460,612, representing 0.05% of the Fund’s net asset value and the High Yield Bond Fund held two securities fair valued at $681,476, representing 0.13% of the Fund’s net asset value.
For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’
fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the
U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will

Quarterly Schedule of Investments
March 31, 2024
be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.
Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below
• Level 1 – unadjusted quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own  assumptions in determining the fair value of investments)
Observable inputs are inputs that reflect the assumptions market  participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.
Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds for which market quotations are readily available, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.
Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S.
Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal
Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.
Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.
Short-Term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.
The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2024:
Level 1 Level 2 Level 3 Totals
Large Cap Fund
Common Stocks $ 1,534,653,548 $ — $ — $ 1,534,653,548
Cash Equivalents 18,173,913 — — 18,173,913
Total $ 1,552,827,461 $ — $ — $ 1,552,827,461
Small Cap Fund
Common Stocks $ 671,880,843 $ — $ — $ 671,880,843

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited), continued
March 31, 2024
Level 1 Level 2 Level 3 Totals
Cash Equivalents 33,477,613 — — 33,477,613
Total $ 705,358,456 $ — $ — $ 705,358,456
US Sustainable Economy Fund
Common Stocks $ 313,252,369 $ — $ — $ 313,252,369
Cash Equivalents 3,234,375 — — 3,234,375
Total $ 316,486,744 $ — $ — $ 316,486,744
Global Sustainable Infrastructure
Fund
Common Stocks $ 45,610,366 $ 48,272,469 $ — $ 93,882,835
Cash Equivalents 1,050,909 — — 1,050,909
Total $ 46,661,275 $ 48,272,469 $ — $ 94,933,744
Global Opportunities Fund
Common Stocks $ 77,582,286 $ 48,135,570 $ — $ 125,717,856
Preferred Stocks — 1,168,696 — 1,168,696
Cash Equivalents 1,581,629 — — 1,581,629
Total $ 79,163,915 $ 49,304,266 $ — $ 128,468,181
Global Environmental Markets
Fund
Common Stocks $ 1,610,837,855 $ 938,898,554 $ — $ 2,549,736,409
Cash Equivalents 17,990,694 — — 17,990,694
Total $ 1,628,828,549 $ 938,898,554 $ — $ 2,567,727,103
Global Social Leaders Fund
Common Stocks $ 952,116 $ 630,805 $ — $ 1,582,921
Cash Equivalents 87,303 — — 87,303
Total $ 1,039,419 $ 630,805 $ — $ 1,670,224
Global Women’s Leadership Fund
Common Stocks $ 570,307,103 $ 232,798,560 $ — $ 803,105,663
Cash Equivalents 4,883,639 — — 4,883,639
Total $ 575,190,742 $ 232,798,560 $ — $ 807,989,302
International Sustainable
Economy Fund
Common Stocks $ 5,756,789 $ 1,151,120,839 $ — $ 1,156,877,628
Preferred Stocks — 12,694,209 — 12,694,209
Cash Equivalents 12,724,405 — — 12,724,405
Total $ 18,481,194 $ 1,163,815,048 $ — $ 1,182,296,242
Core Bond Fund
Community Investment Notes $ — $ 240,670 $ 460,612 $ 701,282
Corporate Bonds — 277,221,789 — 277,221,789
Foreign Government and Agency
Securities — 25,964,386 — 25,964,386

Quarterly Schedule of Investments
March 31, 2024
Significant unobservable inputs were used by two Funds for Level 3 fair value measurements The Core Bond Fund and High
Yield Bond Fund each hold a position in the same promissory note and community investment note, which are both valued at par.
Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s
Adviser. At March 31, 2024, the Sustainable Allocation Fund held the following investments in affiliated Funds:
Level 1 Level 2 Level 3 Totals
U.S. Government and Agency
Securities — 150,998,200 — 150,998,200
Asset-Backed Securities — 53,430,574 — 53,430,574
Mortgage-Backed Securities — 242,198,112 — 242,198,112
Municipal Bonds — 9,173,978 — 9,173,978
Supranational — 83,417,999 — 83,417,999
Certificates of Deposit — 498,796 — 498,796
Cash Equivalents 32,599,943 — — 32,599,943
Total $ 32,599,943 $ 843,144,504 $ 460,612 $ 876,205,059
High Yield Bond Fund
Common Stocks $ 1,554,401 $ — $ — $ 1,554,401
Community Investment Notes — 240,670 681,476 922,146
Corporate Bonds — 501,540,951 — 501,540,951
Loans — 22,037,906 — 22,037,906
Certificates of Deposit — 998,796 — 998,796
Cash Equivalents 22,283,081 — — 22,283,081
Total $ 23,837,482 $ 524,818,323 $ 681,476 $ 549,337,281
Sustainable Allocation Fund
Management Investment
Companies $ 2,312,216,060 $ — $ — $ 2,312,216,060
Cash Equivalents 41,764,226 — — 41,764,226
Total $ 2,353,980,286 $ — $ — $ 2,353,980,286
See Schedules of Investments for additional detailed industry classifications.
Fund
Shares
Held at
12/31/2023
Gross
Additions
Gross
Reductions
Shares
Held at
3/31/2024
Sustainable Allocation Fund
Large Cap Fund 67,987,617 — 2,115,486 65,872,131
Small Cap Fund 5,641,695 — 247,524 5,394,171
Global Sustainable Infrastructure Fund 6,401,468 — — 6,401,468
Global Opportunities Fund 4,095,396 — — 4,095,396
Global Environmental Markets Fund 2,656,703 — — 2,656,703
Global Women's Leadership Fund 2,095,600 — 299,850 1,795,750
International Sustainable Economy Fund 11,559,969 — 1,362,513 10,197,456
Core Bond Fund 91,989,678 818,025 2,163,761 90,643,942
High Yield Fund 17,194,651 244,944 — 17,439,595

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited), continued
March 31, 2024
Fund
Value at
12/31/2023
Dividend
Income
Realized
Gains/
Losses
1
Net change in
Unrealized
Appreciation/
Depreciation
Value at
3/31/2024
Sustainable Allocation Fund
Large Cap Fund $ 902,875,554 $ — $ 1,012,126 $ 86,845,439 $ 961,733,119
Small Cap Fund 91,733,966 — (606,435) 5,652,203 92,779,734
Global Sustainable Infrastructure
Fund 58,509,418 — — 1,792,412 60,301,830
Global Opportunities Fund 64,830,125 — — 3,726,810 68,556,935
Global Environmental Markets
Fund 60,307,152 — — 4,171,023 64,478,175
Global Women's Leadership Fund 66,891,544 — 61,279 2,989,301 59,942,124
International Sustainable
Economy Fund 115,830,889 — 2,493,341 2,851,036 107,175,266
Core Bond Fund 816,868,344 7,173,607 (4,343,782) (7,562,436) 793,134,495
High Yield Fund 103,167,907 1,460,833 — (514,285) 104,114,382
Total $ 2,281,014,899 $ 8,634,440 $ (1,383,471) $ 99,951,503 $ 2,312,216,060
1
Includes realized capital gain distributions from an affiliated fund, if any.